As filed with the Securities and Exchange Commission on August 28, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

GuideMarkSM Large Cap Growth Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.91%
	Aerospace & Defense - 4.60%
25,202	Boeing Co.	$3,206,451
27,331	Honeywell International, Inc.	2,540,416
28,051	United Technologies Corp.	3,238,488
		8,985,355
	Air Freight & Logistics - 1.52%
14,054	Expeditors International of Washington	620,625
22,915	United Parcel Service, Inc. - Class B	2,352,454
		2,973,079
	Beverages - 2.21%
32,400	Anheuser-Busch InBev NV - ADR	3,724,056
8,305	Monster Beverage Corp. (a)	589,904
		4,313,960
	Biotechnology - 3.69%
21,467	Amgen, Inc.	2,541,049
13,868	Celgene Corp. (a)(b)	1,190,984
32,181	Gilead Sciences, Inc. (a)(b)	2,668,126
8,357	Vertex Pharmaceuticals, Inc. (a)	791,241
		7,191,400
	Capital Markets - 0.60%
18,634	Waddell & Reed Financial, Inc. - Class A	1,166,302
	Commercial Banks - 0.88%
112,060	Bank of America Corp.	1,722,362
	Communications Equipment - 4.62%
90,793	Cisco Systems, Inc.	2,256,206
20,977	F5 Networks, Inc. (a)	2,337,677
55,957	QUALCOMM, Inc.	4,431,794
		9,025,677
	Computers & Peripherals - 5.48%
66,841	Apple, Inc.	6,211,534
16,508	NetApp, Inc.	602,872
21,280	SanDisk Corp.	2,222,271
18,000	Western Digital Corp.	1,661,400
		10,698,077
	Consumer Finance - 1.56%
32,133	American Express Co.	3,048,458
	Diversified Financial Services - 1.17%
5,631	IntercontinentalExchange Group, Inc.	1,063,696
21,109	JPMorgan Chase & Co.	1,216,301
		2,279,997
	Diversified Telecommunication Services - 2.75%
109,855	Verizon Communications, Inc.	5,375,205
	Electrical Equipment - 0.85%
13,169	Rockwell Automation, Inc.	1,648,232
	Energy Equipment & Services - 2.98%
32,663	Baker Hughes, Inc.	2,431,760
33,171	National-Oilwell Varco, Inc.	2,731,632
8,399	Oceaneering International, Inc.	656,214
		5,819,606
	Food & Staples Retailing - 2.37%
14,805	Costco Wholesale Corp.	1,704,944
38,652	CVS Caremark Corp.	2,913,201
		4,618,145

	Food Products - 2.59%
9,364	Keurig Green Mountain, Inc. (b)	1,166,848
103,197	Mondelez International, Inc. - Class A	3,881,239
		5,048,087
	Health Care Equipment & Supplies - 4.16%
17,822	Becton, Dickinson & Co.	2,108,343
13,870	C.R. Bard, Inc.	1,983,549
37,290	Medtronic, Inc.	2,377,610
15,961	Zimmer Holdings, Inc.	1,657,709
		8,127,211
	Health Care Providers & Services - 2.88%
35,500	Aetna, Inc.	2,878,340
24,444	Express Scripts Holding Co. (a)	1,694,702
18,552	HCA Holdings, Inc. (a)	1,045,962
		5,619,004
	Hotels, Restaurants & Leisure - 2.27%
19,590	Starwood Hotels & Resorts Worldwide, Inc.	1,583,264
21,981	Wyndham Worldwide Corp.	1,664,401
5,705	Wynn Resorts Ltd.	1,184,130
		4,431,795
	Household Durables - 1.03%
100,040	Pulte Homes, Inc. (b)	2,016,806
	Industrial Conglomerates - 1.19%
9,368	3M Co. (b)	1,341,872
21,648	Tyco International Ltd. - ADR	987,149
		2,329,021
	Internet & Catalog Retail - 1.55%
14,432	Expedia, Inc.	1,136,664
1,577	Priceline.com, Inc. (a)	1,897,131
		3,033,795
	Internet Software & Services - 4.51%
19,035	Facebook, Inc. - Class A (a)	1,280,865
6,892	Google, Inc. - Class A (a)	3,964,830
2,832	Google, Inc. (a)	1,655,785
17,881	IAC/InterActiveCorp	1,237,902
19,070	Yahoo, Inc. (a)(b)	669,929
		8,809,311
	IT Services - 2.64%
4,541	Alliance Data Systems Corp. (a)(b)	1,277,156
26,237	Paychex, Inc. (b)	1,090,410
13,173	Visa, Inc. - Class A (b)	2,775,683
		5,143,249
	Machinery - 4.02%
35,342	Danaher Corp.	2,782,476
15,741	Dover Corp.	1,431,644
22,378	Illinois Tool Works, Inc.	1,959,418
13,273	Parker Hannifin Corp.	1,668,814
		7,842,352
	Media - 4.49%
66,676	Comcast Corp. - Class A (b)	3,579,168
22,793	DIRECTV (a)(b)	1,937,633
13,389	Discovery Communications, Inc. (a)	994,535
14,761	Omnicom Group, Inc.	1,051,278
14,887	Scripps Networks Interactive, Inc. - Class A (b)	1,207,931
		8,770,545
	Oil & Gas - 4.79%
32,147	Apache Corp.	3,234,631
51,232	Cabot Oil & Gas Corp.	1,749,060
43,044	Devon Energy Corp.	3,417,694
18,716	Valero Energy Corp.	937,672
		9,339,057

	Pharmaceuticals - 4.93%
28,424	Bristol-Myers Squibb Co.	1,378,848
44,253	Eli Lilly & Co.	2,751,209
26,963	Johnson & Johnson	2,820,869
34,140	Merck & Co., Inc.	1,974,999
5,645	Salix Pharmaceuticals Ltd. (a)	696,311
		9,622,236
	Semiconductor & Semiconductor Equipment - 5.86%
77,109	Altera Corp.	2,680,309
14,727	Broadcom Corp. - Class A	546,666
14,570	Intel Corp.	450,213
21,024	Linear Technology Corp.	989,600
67,007	Maxim Integrated Products, Inc.	2,265,507
29,680	Microchip Technology, Inc. (b)	1,448,681
32,674	Skyworks Solutions, Inc.	1,534,371
32,115	Xilinx, Inc.	1,519,360
		11,434,707
	Software - 10.20%
23,964	Activision Blizzard, Inc.	534,397
31,459	Check Point Software Technologies Ltd. (a)(b)	2,108,697
14,403	Informatica Corp. (a)	513,467
21,675	Intuit, Inc.	1,745,488
199,605	Microsoft Corp.	8,323,529
164,616	Oracle Corp.	6,671,886
		19,897,464
	Specialty Retail - 4.10%
36,730	Home Depot, Inc.	2,973,661
33,313	Lowe’s Companies, Inc.	1,598,691
11,646	O’Reilly Automotive, Inc. (a)(b)	1,753,888
8,064	Sherwin-Williams Co.	1,668,522
		7,994,762
	Tobacco - 1.22%
28,143	Philip Morris International, Inc.	2,372,736
	Trading Companies & Distributors - 0.20%
10,753	NOW, Inc. (a)	389,366
	Total Common Stocks (Cost $140,411,008)	191,087,359

	PREFERRED STOCKS - 0.73%
	Commercial Banks - 0.73%
99,086	Itau Unibanco Holding SA - ADR	1,424,854
	Total Preferred Stocks (Cost $1,480,382)	1,424,854

	SHORT TERM INVESTMENTS - 2.11%
	Money Market Funds - 2.11%
4,120,986	Federated Prime Obligations Fund	4,120,986
	Total Short Term Investments (Cost $4,120,986)	4,120,986

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.20%
	Money Market Funds - 9.20%
17,961,724	Mount Vernon Prime Portfolio	17,961,724
20,508	Reserve Primary Fund (c)	792
	Total Money Market Funds (Cost $18,059,636)	17,962,516

Principal Amount
	Cash - 0.00%
$441	Cash	441
	Total Cash (Cost $441)	441

	Total Investments Purchased as Securities Lending Collateral (Cost $18,060,077)	17,962,957

	Total Investments (Cost $164,072,453) - 109.95%	214,596,156
	Liabilities in Excess of Other Assets - (9.95)%	(19,424,753)
	TOTAL NET ASSETS - 100.00%	$195,171,403

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2014, the Fund has fair valued this security and deemed it illliquid. The value of this security was $792, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$164,072,453
Gross unrealized appreciation	51,614,407
Gross unrealized depreciation	(1,090,704)
Net unrealized appreciation	$50,523,703

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Large Cap Value Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.37%
	Aerospace & Defense - 3.03%
19,800	General Dynamics Corp.	$2,307,690
21,900	Honeywell International, Inc.	2,035,605
19,500	Raytheon Co.	1,798,875
		6,142,170
	Auto Components - 2.57%
46,700	Delphi Automotive Plc	3,210,158
40,300	Johnson Controls, Inc.	2,012,179
		5,222,337
	Building Products - 1.17%
61,500	Owens Corning, Inc. (a)	2,378,820
	Capital Markets - 3.36%
23,400	Ameriprise Financial, Inc.	2,808,000
47,400	E*TRADE Financial Corp. (b)	1,007,724
44,500	State Street Corp. (a)	2,993,070
		6,808,794
	Chemicals - 2.10%
29,400	E.I. du Pont de Nemours & Co.	1,923,936
30,700	Rockwood Holdings, Inc.	2,332,893
		4,256,829
	Commercial Banks - 7.50%
263,200	Bank of America Corp.	4,045,384
136,700	Fifth Third Bancorp	2,918,545
59,800	First Niagara Financial Group, Inc.	522,652
36,700	PNC Financial Services Group, Inc.	3,268,135
85,100	Wells Fargo & Co. (a)	4,472,856
		15,227,572
	Construction & Engineering - 1.24%
105,300	KBR, Inc.	2,511,405
	Construction Materials - 1.40%
109,500	CRH Plc - ADR	2,830,575
	Consumer Finance - 7.54%
27,500	American Express Co.	2,608,925
60,400	Capital One Financial Corp.	4,989,040
44,400	Discover Financial Services	2,751,912
180,600	Navient Corp.	3,198,426
211,900	SLM Corp.	1,760,889
		15,309,192
	Diversified Financial Services - 5.63%
56,400	CIT Group, Inc.	2,580,864
99,280	Citigroup, Inc.	4,676,088
72,300	JPMorgan Chase & Co.	4,165,926
		11,422,878
	Diversified Telecommunication Services - 1.14%
47,370	Verizon Communications, Inc.	2,317,814
	Electrical Equipment - 2.49%
40,100	Eaton Corp. Plc	3,094,918
29,400	Emerson Electric Co.	1,950,984
		5,045,902
	Energy Equipment & Services - 3.11%
39,200	National-Oilwell Varco, Inc.	3,228,120
77,400	SeaDrill Ltd. (a)	3,092,130
		6,320,250

	Food & Staples Retailing - 0.62%
16,800	CVS Caremark Corp.	1,266,216
	Health Care Equipment & Supplies - 1.84%
58,400	Medtronic, Inc. (a)	3,723,584
	Health Care Providers & Services - 5.79%
42,200	Cardinal Health, Inc.	2,893,232
21,800	CIGNA Corp.	2,004,946
48,000	Omnicare, Inc. (a)	3,195,360
25,300	UnitedHealth Group, Inc.	2,068,275
14,700	WellPoint, Inc.	1,581,867
		11,743,680
	Hotels, Restaurants & Leisure - 2.36%
70,900	Carnival Corp. - ADR	2,669,385
38,100	Royal Caribbean Cruises Ltd.	2,118,360
		4,787,745
	Household Durables - 3.01%
2,622	NVR, Inc. (a)(b)	3,016,873
35,300	Stanley Black & Decker, Inc.	3,100,046
		6,116,919
	Industrial Conglomerates - 1.47%
65,600	Tyco International Ltd. - ADR	2,991,360
	Insurance - 1.35%
50,000	American International Group, Inc.	2,729,000
	Machinery - 5.12%
25,200	Illinois Tool Works, Inc.	2,206,512
49,800	Joy Global, Inc. (a)	3,066,684
36,789	Pentair Ltd.	2,653,223
22,800	SPX Corp.	2,467,188
		10,393,607
	Media - 1.31%
31,300	DIRECTV (a)(b)	2,660,813
	Multiline Retail - 1.21%
42,500	Target Corp.	2,462,875
	Oil & Gas - 6.05%
57,400	BP Plc - ADR	3,027,850
36,900	ConocoPhillips	3,163,437
79,400	Marathon Oil Corp.	3,169,648
28,400	Occidental Petroleum Corp.	2,914,692
		12,275,627
	Pharmaceuticals - 6.64%
29,500	Johnson & Johnson	3,086,290
42,300	Merck & Co., Inc.	2,447,055
86,200	Pfizer, Inc.	2,558,416
45,300	Sanofi Aventis - ADR	2,408,601
56,700	Teva Pharmaceutical Industries Ltd. - ADR	2,972,214
		13,472,576
	Semiconductor & Semiconductor Equipment - 5.06%
178,500	Fairchild Semiconductor International, Inc. (b)	2,784,600
35,000	Intel Corp.	1,081,500
64,200	Microchip Technology, Inc. (a)	3,133,602
68,400	Texas Instruments, Inc.	3,268,836
		10,268,538
	Software - 4.27%
87,700	CA, Inc.	2,520,498
77,300	Microsoft Corp.	3,223,410
72,300	Oracle Corp.	2,930,319
		8,674,227
	Textiles, Apparel & Luxury Goods - 1.94%
16,900	Coach, Inc. (a)	577,811
34,100	Hanesbrands, Inc.	3,356,804
		3,934,615

	Thrifts & Mortgage Finance - 2.73%
173,500	New York Community Bancorp, Inc. (a)	2,772,530
182,700	People’s United Financial, Inc.	2,771,559
		5,544,089
	Tobacco - 3.02%
76,500	Altria Group, Inc.	3,208,410
34,600	Philip Morris International, Inc.	2,917,126
		6,125,536
	Trading Companies & Distributors - 0.53%
29,750	NOW, Inc. (a)(b)	1,077,248
	Wireless Telecommunication Services - 0.77%
46,518	Vodafone Group Plc - ADR	1,553,236
	Total Common Stocks (Cost $132,374,185)	197,596,029

	SHORT TERM INVESTMENTS - 2.46%
	Money Market Funds - 2.46%
4,996,183	Federated Prime Obligations Fund	4,996,183
	Total Short Term Investments (Cost $4,996,183)	4,996,183

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.37%
	Money Market Funds - 10.37%
21,041,520	Mount Vernon Prime Portfolio	21,041,520
23,460	Reserve Primary Fund (c)	906
	Total Money Market Funds (Cost $21,153,531)	21,042,426

Principal Amount
	Cash - 0.00%
$516	Cash	516
	Total Cash (Cost $516)	516

	Total Investments Purchased as Securities Lending Collateral (Cost $21,154,047)	21,042,942

	Total Investments (Cost $158,524,415) - 110.20%	223,635,154
	Liabilities in Excess of Other Assets - (10.20)%	(20,699,592)
	TOTAL NET ASSETS - 100.00%	$202,935,562

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2014, the Fund has fair valued this security and deemed it illiquid. The value of this security was $906, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$158,524,415
Gross unrealized appreciation	67,835,146
Gross unrealized depreciation	(2,724,407)
Net unrealized appreciation	$65,110,739

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Small/Mid Cap Core Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 89.70%
	Aerospace & Defense - 2.51%
4,010	Curtiss Wright Corp. (a)	$262,896
11,738	DigitalGlobe, Inc. (b)	326,316
1,735	Esterline Technologies Corp. (b)	199,733
5,145	HEICO Corp. - Class A	208,887
4,775	Moog, Inc. - Class A (b)	348,050
8,280	Orbital Sciences Corp. (b)	244,674
3,380	Teledyne Technologies, Inc. (b)	328,435
2,000	The KEYW Holding Corp. (a)(b)	25,140
		1,944,131
	Air Freight & Logistics - 0.18%
1,845	Echo Global Logistics, Inc. (a)(b)	35,369
4,735	UTI Worldwide, Inc. (b)	48,960
2,000	XPO Logistics, Inc. (b)	57,240
		141,569
	Airlines - 0.54%
1,370	Copa Holdings SA - Class A	195,321
3,575	Spirit Airlines, Inc. (b)	226,083
		421,404
	Auto Components - 0.70%
11,695	Fox Factory Holding Corp. (b)	205,715
5,160	Tenneco, Inc. (b)	339,012
		544,727
	Biotechnology - 4.86%
2,690	Agios Pharmaceuticals, Inc. (a)(b)	123,256
4,575	Alkermes Plc (b)	230,260
2,700	Alnylam Pharmaceuticals, Inc. (b)	170,559
5,960	Anacor Pharmaceuticals, Inc. (b)	105,671
800	Auspex Pharmaceuticals, Inc. (a)(b)	17,816
21,465	BioCryst Pharmaceuticals, Inc. (b)	273,679
8,165	Cepheid (a)(b)	391,430
2,655	Cubist Pharmaceuticals, Inc. (b)	185,372
3,875	Epizyme, Inc. (a)(b)	120,590
22,755	Exelixis, Inc. (a)(b)	77,139
4,290	Five Prime Therapeutics, Inc. (a)(b)	66,709
9,660	Foundation Medicine, Inc. (a)(b)	260,434
2,900	Genocea Biosciences, Inc. (b)	54,375
11,345	GlycoMimetics, Inc. (a)(b)	95,638
4,305	Hyperion Therapeutics, Inc. (a)(b)	112,361
5,160	Incyte Corp. (b)	291,230
6,100	Ironwood Pharmaceuticals, Inc. (a)(b)	93,513
2,665	Karyopharm Therapeutics, Inc. (a)(b)	124,056
800	Kite Pharma, Inc. (b)	23,136
27,980	Navidea Biopharmaceuticals, Inc. (a)(b)	41,410
21,990	Novavax, Inc. (a)(b)	101,594
4,865	NPS Pharmaceuticals, Inc. (b)	160,788
3,960	Portola Pharmaceuticals, Inc. (b)	115,553
3,140	PTC Therapeutics, Inc. (a)(b)	82,080
985	Puma Biotechnology, Inc. (b)	65,010
2,335	Seattle Genetics, Inc. (b)	89,314
800	Synageva BioPharma Corp. (b)	83,840
4,940	TESARO, Inc. (a)(b)	153,683
5,300	Trevena, Inc. (b)	29,945

400	Ultragenyx Pharmaceutical, Inc. (b)	17,956
400	Versartis, Inc. (a)(b)	11,216
		3,769,613
	Building Products - 2.05%
4,250	A. O. Smith Corp.	210,715
1,400	Apogee Enterprises, Inc.	48,804
11,355	Armstrong World Industries, Inc. (b)	652,118
1,805	NCI Building Systems, Inc. (b)	35,071
16,630	Owens Corning	643,248
		1,589,956
	Capital Markets - 0.99%
1,400	Artisan Partners Asset Management, Inc. - Class A	79,352
4,845	Lazard Ltd. - ADR	249,808
3,515	LPL Financial Holdings, Inc.	174,836
705	Virtus Investment Partners, Inc. (b)	149,284
9,575	WisdomTree Investments, Inc. (a)(b)	118,347
		771,627
	Chemicals - 1.28%
10,050	Cabot Corp.	582,799
5,975	Celanese Corp.	384,073
2,790	Senomyx, Inc. (b)	24,134
		991,006
	Commercial Banks - 7.37%
4,450	BankUnited, Inc.	148,986
13,200	Boston Private Financial Holdings, Inc.	177,408
21,200	Cascade Bancorp (b)	110,452
14,960	Cathay General Bancorp	382,377
4,600	CoBiz Financial, Inc.	49,542
74,186	First Busey Corp. (a)	431,021
16,455	International Bancshares Corp.	444,285
42,914	Lakeland Bancorp, Inc.	463,466
16,230	Metro Bancorp, Inc. (b)	375,237
14,305	PacWest Bancorp	617,547
26,845	Sterling Bancorp	322,140
20,591	Talmer Bancorp, Inc. (b)	283,950
12,162	TriCo Bancshares (a)	281,429
13,840	Union Bankshares Corp.	354,996
18,800	United Community Banks, Inc.	307,756
7,700	Wintrust Financial Corp.	354,200
20,740	Zions Bancorporation (a)	611,208
		5,716,000
	Commercial Services & Supplies - 1.13%
13,685	Clean Harbors, Inc. (a)(b)	879,261
	Communications Equipment - 2.53%
19,355	Aruba Networks, Inc. (b)	339,100
4,300	CalAmp Corp. (b)	93,138
3,950	F5 Networks, Inc. (b)	440,188
9,930	Finisar Corp. (b)	196,117
10,020	Juniper Networks, Inc. (b)	245,891
16,555	Ruckus Wireless, Inc. (b)	197,170
18,035	ShoreTel, Inc. (b)	117,588
7,350	Ubiquiti Networks, Inc. (a)(b)	332,147
		1,961,339
	Construction & Engineering - 0.29%
9,445	KBR, Inc.	225,263
	Construction Materials - 1.09%
4,245	Eagle Materials, Inc.	400,218
32,010	Headwaters, Inc. (b)	444,619
		844,837

	Containers & Packaging - 3.31%
8,075	Ball Corp.	506,141
12,130	Crown Holdings, Inc. (b)	603,589
85,245	Graphic Packaging Holding Co. (b)	997,366
13,330	Owens-Illinois, Inc. (b)	461,751
		2,568,847
	Diversified Financial Services - 0.50%
3,935	MSCI, Inc. (b)	180,420
3,465	South State Corporation	211,365
		391,785
	Electric Utilities - 2.15%
6,800	IDACORP, Inc.	393,244
7,915	NRG Yield, Inc. - Class A (a)	411,976
12,725	OGE Energy Corp.	497,293
6,375	Pinnacle West Capital Corp.	368,730
		1,671,243
	Electrical Equipment - 1.25%
7,495	Generac Holdings, Inc. (b)	365,306
16,410	GrafTech International Ltd. (a)(b)	171,649
3,485	Hubbell, Inc. - Class B	429,178
		966,133
	Electronic Equipment & Instruments - 0.90%
600	Measurement Specialties, Inc. (b)	51,642
9,800	Rogers Corp. (b)	650,230
		701,872
	Energy Equipment & Services - 2.15%
16,200	Aspen Aerogels, Inc. (b)	179,010
7,995	Nabors Industries Ltd.	234,813
6,505	Nuverra Environmental Solutions, Inc. (a)(b)	130,816
1,570	Oil States International, Inc. (b)	100,621
12,870	Patterson-UTI Energy, Inc.	449,678
15,960	Superior Energy Services, Inc.	576,794
		1,671,732
	Food & Staples Retailing - 0.21%
5,005	Sprouts Farmers Market, Inc. (b)	163,764
	Food Products - 0.73%
17,665	Chiquita Brands International, Inc. (b)	191,665
3,300	Ingredion, Inc.	247,632
1,085	Limoneira Co.	23,838
2,000	Post Holdings, Inc. (b)	101,820
		564,955
	Gas Utilities - 0.27%
4,040	Southwest Gas Corp.	213,272
	Health Care Equipment & Supplies - 3.01%
16,855	AtriCure, Inc. (a)(b)	309,795
8,755	CareFusion Corp. (b)	388,284
20,445	Globus Medical, Inc. - Class A (b)	489,044
4,475	HeartWare International, Inc. (a)(b)	396,038
2,900	Hologic, Inc. (b)	73,515
18,985	Quidel Corp. (a)(b)	419,758
16,445	TriVascular Technologies, Inc. (b)	256,049
		2,332,483
	Health Care Providers & Services - 1.90%
8,158	Acadia Healthcare Co., Inc. (b)	371,189
10,316	Envision Healthcare Holdings, Inc. (b)	370,447
6,009	LifePoint Hospitals, Inc. (b)	373,159
4,845	WellCare Health Plans, Inc. (b)	361,728
		1,476,523
	Health Care Technology - 1.45%
19,782	Allscripts Healthcare Solutions, Inc. (b)	317,501
3,035	athenahealth, Inc. (a)(b)	379,770
16,609	IMS Health Holdings, Inc. (b)	426,519
		1,123,790

	Hotels, Restaurants & Leisure - 2.55%
8,285	Bloomin’ Brands, Inc. (b)	185,833
3,570	Brinker International, Inc.	173,680
1,360	Buffalo Wild Wings, Inc. (b)	225,366
3,625	Cheesecake Factory, Inc.	168,272
2,605	Churchill Downs, Inc. (a)	234,737
5,700	Hyatt Hotels Corp. - Class A (b)	347,586
2,100	Noodles & Co. - Class A (a)(b)	72,219
8,420	Norwegian Cruise Line Holdings Ltd. (b)	266,914
1,400	Panera Bread Co. - Class A (b)	209,762
1,345	Red Robin Gourmet Burgers, Inc. (b)	95,764
		1,980,133
	Household Durables - 2.75%
18,005	Blyth, Inc. (a)	140,079
11,770	Lennar Corp. - Class A	494,105
17,330	M/I Homes, Inc. (b)	420,599
25,575	Standard Pacific Corp. (b)	219,945
19,515	Taylor Morrison Home Corp. - Class A (b)	437,526
7,045	Tempur Sealy International, Inc. (b)	420,586
		2,132,840
	Household Products - 0.32%
2,885	Spectrum Brands Holdings, Inc.	248,197
	Independent Power & Renewable Electricity Producers - 0.42%
400	Abengoa Yield Plc (b)	15,128
9,320	Pattern Energy Group, Inc. - Class A	308,585
		323,713
	Insurance - 3.60%
9,990	Argo Group International Holdings, Ltd.	510,589
6,440	Arthur J. Gallagher & Co.	300,104
21,245	Assured Guaranty Ltd.	520,503
8,095	Brown & Brown, Inc.	248,597
7,895	Fidelity & Guaranty Life	189,006
9,785	Primerica, Inc.	468,212
16,950	XL Group Plc	554,774
		2,791,785
	Internet & Catalog Retail - 0.58%
7,580	HSN, Inc.	449,039
	Internet Software & Services - 1.67%
5,700	Aerohive Networks, Inc. (b)	46,854
895	CoStar Group, Inc. (b)	141,562
2,430	Demandware, Inc. (b)	168,569
3,370	Envestnet, Inc. (b)	164,861
8,565	Marketo, Inc. (b)	249,070
6,680	Pandora Media, Inc. (b)	197,060
6,490	Xoom Corp. (b)	171,076
1,995	Yelp, Inc. (b)	152,977
		1,292,029
	IT Services - 3.38%
1,195	Alliance Data Systems Corp. (a)(b)	336,094
2,018	CACI International, Inc. - Class A (a)(b)	141,684
8,550	Cardtronics, Inc. (b)	291,384
2,365	Euronet Worldwide, Inc. (b)	114,088
14,770	Genpact Ltd. (b)	258,918
4,230	Global Payments, Inc.	308,155
11,620	Heartland Payment Systems, Inc.	478,860
6,580	WEX, Inc. (b)	690,703
		2,619,886

	Leisure Products - 0.53%
5,480	Arctic Cat, Inc.	216,021
4,675	Brunswick Corp.	196,958
		412,979
	Life Sciences Tools & Services - 0.60%
2,699	Covance, Inc. (a)(b)	230,980
4,374	Quintiles Transnational Holdings, Inc. (b)	233,091
		464,071
	Machinery - 2.11%
5,085	Colfax Corp. (b)	379,036
2,950	EnPro Industries, Inc. (b)	215,822
7,970	Global Brass & Coppr Holdings, Inc.	134,693
4,775	IDEX Corp.	385,533
10,685	Luxfer Holdings Plc - ADR	202,481
6,040	Meritor, Inc. (b)	78,762
5,480	Wabash National Corp. (b)	78,090
2,700	Watts Water Technologies, Inc. - Class A	166,671
		1,641,088
	Media - 1.39%
10,410	DreamWorks Animation SKG, Inc. - Class A (b)	242,137
11,380	IMAX Corp. (a)(b)	324,102
22,080	Interpublic Group of Cos., Inc.	430,781
3,100	Markit Ltd. (b)	83,638
		1,080,658
	Metals & Mining - 0.90%
11,015	AK Steel Holding Corp. (a)(b)	87,679
7,455	Allegheny Technologies, Inc. (a)	336,220
2,050	Carpenter Technology Corp.	129,663
1,925	Reliance Steel & Aluminum Co.	141,892
		695,454
	Multiline Retail - 0.29%
7,000	Burlington Stores, Inc. (b)	223,020
	Multi-Utilities - 1.06%
7,075	Alliant Energy Corp.	430,584
9,610	Ameren Corp.	392,857
		823,441
	Oil & Gas - 4.41%
8,845	Athlon Energy, Inc. (b)	421,906
3,645	Bonanza Creek Energy, Inc. (b)	208,458
8,905	Cheniere Energy, Inc. (b)	638,488
4,335	CONSOL Energy, Inc.	199,713
4,690	Diamondback Energy, Inc. (b)	416,472
3,890	Energen Corp.	345,743
2,670	Gulfport Energy Corp. (b)	167,676
16,155	Laredo Petroleum, Inc. (a)(b)	500,482
2,790	RSP Permian, Inc. (b)	90,508
5,470	SemGroup Corp. - Class A	431,310
		3,420,756
	Paper & Forest Products - 0.56%
15,065	Boise Cascade Co. (b)	431,462
	Personal Products - 0.33%
1,700	Nature’s Sunshine Products, Inc.	28,849
3,040	Nu Skin Enterprises, Inc. - Class A	224,838
		253,687
	Pharmaceuticals - 0.86%
4,000	Achaogen, Inc. (b)	55,840
8,665	Aerie Pharmaceuticals, Inc. (b)	214,632
6,800	Prestige Brands Holdings, Inc. (b)	230,452
6,835	Relypsa, Inc. (b)	166,227
		667,151

	Professional Services - 3.32%
6,605	Equifax, Inc.	479,127
7,875	Huron Consulting Group, Inc. (b)	557,707
7,380	ManpowerGroup, Inc.	626,193
14,065	Robert Half International, Inc.	671,463
3,305	TriNet Group, Inc. (b)	79,551
3,365	WageWorks, Inc. (b)	162,227
		2,576,268
	Real Estate Management & Development - 0.35%
10,175	Kennedy-Wilson Holdings, Inc.	272,894
	Road & Rail - 1.22%
1,915	Con-Way, Inc.	96,535
1,600	Genesee & Wyoming, Inc. - Class A (b)	168,000
2,005	J.B. Hunt Transport Services, Inc.	147,929
2,500	Landstar System, Inc.	160,000
2,170	Old Dominion Freight Line, Inc. (b)	138,185
9,420	Swift Transportation Co. - Class A (a)(b)	237,667
		948,316
	Semiconductor & Semiconductor Equipment - 4.60%
27,200	Applied Micro Circuits Corp. (b)	294,032
15,300	Exar Corp. (b)	172,890
2,360	First Solar, Inc. (b)	167,701
21,335	Freescale Semiconductor Ltd. (a)(b)	501,372
4,545	GT Advanced Technologies, Inc. (a)(b)	84,537
5,810	International Rectifier Corp. (b)	162,099
4,500	Lam Research Corp.	304,110
28,635	Lattice Semiconductor Corp. (b)	236,239
4,920	Maxim Integrated Products, Inc.	166,345
5,950	Microsemi Corp. (a)(b)	159,222
12,700	ON Semiconductor Corp. (b)	116,078
5,640	Power Integrations, Inc.	324,526
7,635	Silicon Laboratories, Inc. (b)	376,024
3,310	Skyworks Solutions, Inc.	155,438
5,815	SunEdison, Inc. (b)	131,419
2,700	SunPower Corp. (a)(b)	110,646
4,700	Ultratech, Inc. (a)(b)	104,246
		3,566,924
	Software - 2.43%
8,225	Cadence Design System, Inc. (a)(b)	143,855
3,435	Concur Technologies, Inc. (a)(b)	320,623
5,840	Fleetmatics Group Plc (b)	188,866
6,350	Guidewire Software, Inc. (b)	258,191
14,815	Mavenir Systems, Inc. (b)	224,447
5,055	PTC, Inc. (b)	196,134
2,085	Tableau Software, Inc. - Class A (b)	148,723
8,225	Verint Systems, Inc. (b)	403,436
		1,884,275
	Specialty Retail - 3.02%
4,105	Advance Auto Parts, Inc.	553,847
10,545	Five Below, Inc. (a)(b)	420,851
5,500	Foot Locker, Inc.	278,960
8,845	Francesca’s Holdings Corp. (a)(b)	130,375
7,470	GNC Holdings, Inc. - Class A	254,727
4,827	Signet Jewelers Ltd.	533,818
4,990	Urban Outfitters, Inc. (b)	168,961
		2,341,539
	Technology Hardware, Storage & Peripherals - 0.31%
2,095	Stratasys Ltd. (a)(b)	238,055
	Textiles, Apparel & Luxury Goods - 1.53%
3,225	Hanesbrands, Inc.	317,469
6,715	Kate Spade & Co. (b)	256,110

5,930	Steven Madden Ltd. (b)	203,399
3,500	Tumi Holdings, Inc. (b)	70,455
9,300	Vera Bradley, Inc. (a)(b)	203,391
3,780	Vince Holding Corp. (a)(b)	138,424
		1,189,248
	Trading Companies & Distributors - 0.59%
3,525	NOW, Inc. (b)	127,640
3,840	WESCO International, Inc. (a)(b)	331,699
		459,339
	Water Utilities - 0.67%
10,490	American Water Works Co., Inc.	518,730
	Total Common Stocks (Cost $64,130,422)	69,594,109

	INVESTMENT COMPANIES - 2.07%
	Capital Markets - 0.28%
20,200	GSV Capital Corp. (a)(b)	213,514
	Exchange Traded Funds - 1.79%
11,690	iShares Russell 2000 Index Fund (a)	1,388,889
	Total Investment Companies (Cost $1,562,075)	1,602,403

	REAL ESTATE INVESTMENT TRUSTS - 7.53%
	Real Estate Investment Trusts - 7.53%
835	Alexander’s, Inc.	308,508
30,940	Cousins Properties, Inc.	385,203
24,320	Douglas Emmett, Inc.	686,310
10,635	Equity Lifestyle Properties, Inc.	469,642
1,695	Essex Property Trust, Inc. (a)	313,422
7,715	Extra Space Storage, Inc.	410,824
5,130	Federal Realty Investment Trust	620,320
15,375	First Industrial Realty Trust	289,665
24,500	MFA Financial, Inc.	201,145
15,945	Pebblebrook Hotel Trust	589,327
6,680	PS Business Parks, Inc.	557,713
20,870	RLJ Lodging Trust	602,934
3,730	SL Green Realty Corp. (a)	408,099
	Total Real Estate Investment Trusts (Cost $5,022,486)	5,843,112

	WARRANTS - 0.03%
	Warrants - 0.03%
2,517	U.S. Concrete, Inc., Issued 08/31/2013 (b)	10,697
2,517	U.S. Concrete, Inc., Issued 09/20/2013 (b)	14,674
	Total Warrants (Cost $23,509)	25,371

	SHORT TERM INVESTMENTS - 1.58%
	Money Market Funds - 1.58%
1,227,754	Federated Prime Obligations Fund	1,227,754
	Total Short Term Investments (Cost $1,227,754)	1,227,754

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 11.29%
	Money Market Funds - 11.29%
8,756,573	Mount Vernon Prime Portfolio	8,756,573
6,386	Reserve Primary Fund (c)	247
	Total Money Market Funds (Cost $8,787,058)	8,756,820

Principal Amount
	Cash - 0.00%
$215	Cash	215
	Total Cash (Cost $215)	215

	Total Investments Purchased as Securities Lending Collateral (Cost $8,787,273)	8,757,035

	Total Investments (Cost $80,753,519) - 112.20%	87,049,784
	Liabilities in Excess of Other Assets - (12.20)%	(9,465,265)
	TOTAL NET ASSETS - 100.00%	$77,584,519

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of June 30, 2014, the Fund has fair valued this security and deemed it illiquid. The value of this security was $247, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$80,753,519
Gross unrealized appreciation	8,423,607
Gross unrealized depreciation	(2,127,342)
Net unrealized appreciation	$6,296,265

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM World ex-US Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.75%
	Australia - 4.89%
30,606	Ansell Ltd.	$572,182
106,437	Australia and New Zealand Banking Group Ltd.	3,346,864
22,938	BHP Billiton, Ltd.	782,294
23,937	Commonwealth Bank of Australia	1,825,633
15,404	CSL Ltd.	966,957
7,635	Flight Centre Travel Group Ltd.	319,936
19,274	Macquarie Group Ltd.	1,084,237
237,412	Mirvac Group	399,522
104,191	Oil Search Ltd.	950,690
41,067	Rio Tinto Ltd.	2,303,861
1	SCA Property Group	2
164,928	Scentre Group Ltd. (a)	497,661
30,271	Seek Ltd.	452,676
120,983	Sydney Airport	481,372
239,451	Telstra Corp. Ltd.	1,176,369
132,366	Westfield Corp. (a)	892,425
13,277	Westpac Banking Corp.	424,680
41,213	Woolworths Ltd.	1,368,543
		17,845,904
	Austria - 0.31%
9,200	Andritz AG	531,587
18,400	Erste Group Bank AG	594,925
		1,126,512
	Belgium - 1.79%
30,377	Anheuser-Busch InBev SA	3,490,328
41,032	KBC Groep NV (a)	2,232,188
9,700	UCB SA	820,641
		6,543,157
	Brazil - 1.49%
68,100	Ambev SA	482,048
74,800	BM&FBovespa SA	393,720
43,600	Cielo SA	898,837
36,500	Cosan SA Industria e Comercio	658,635
21,000	Kroton Educacional SA	590,129
29,100	Petroleo Brasileiro SA	213,360
43,500	Qualicorp SA (a)	514,243
33,700	Smiles SA	714,571
61,400	Tim Participacoes SA	357,090
47,830	WEG SA	603,314
		5,425,947
	Canada - 7.49%
4,600	Agrium, Inc. (a)	421,395
30,700	Alamos Gold, Inc. (a)	310,438
20,500	Alimentation Couche-Tard, Inc. (a)	561,562
36,600	Canadian Natural Resources Ltd. (a)	1,681,737
6,000	Canadian Pacific Railway Ltd. (a)	1,086,978
22,800	Catamaran Corp. (a)	1,006,828
29,500	CGI Group, Inc. (a)	1,045,584
12,300	Franco Nevada Corp.	706,035
11,600	Gildan Activewear, Inc. (a)	683,466
8,300	Imperial Oil Ltd. (a)	437,382
6,200	Intact Financial Corp. (a)	427,530
11,700	Keyera Corp. (a)	861,944
12,600	Magna International, Inc. (a)	1,356,296
67,900	Manulife Financial Corp. (a)	1,349,664

5,700	Methanex Corp. (a)	352,401
6,700	NovaTek OAO	831,914
17,700	Peyto Exploration & Development Corp. (a)	668,654
20,200	Potash Corp. of Saskatchewan, Inc. (a)	768,208
16,700	Quebecor, Inc. (a)	404,099
16,100	Rogers Communications, Inc. - Class B	647,893
41,200	Royal Bank of Canada (a)	2,945,257
21,900	Sun Life Financial, Inc. (a)	804,946
59,400	Suncor Energy, Inc. (a)	2,532,871
60,500	Toronto-Dominion Bank (a)	3,114,442
11,000	Tourmaline Oil Corp. (a)	579,973
5,800	Valeant Pharmaceuticals International, Inc. (a)	733,473
10,000	Vermilion Energy, Inc. (a)	695,844
6,300	West Fraser Timber Co., Ltd. (a)	305,302
		27,322,116
	Cayman Islands - 0.58%
169,500	Lifestyle International Holdings Ltd.	331,984
13,200	Qunar Cayman Islands Ltd. - ADR (a)(b)	376,860
188,600	Sands China Ltd.	1,423,494
		2,132,338
	Chile - 0.15%
1,432,646	Banco de Chile	190,488
5,493,391	Banco Santander Chile	362,077
		552,565
	China - 1.88%
11,000	21Vianet Group, Inc. - ADR (a)	329,670
65,500	Anhui Conch Cement Co., Ltd.	224,672
1,138,000	Bank of China Ltd.	509,499
822,000	Beijing Jingneng Clean Energy Co., Ltd.	367,608
1,211,000	China Construction Bank Corp.	915,821
354,200	China Pacific Insurance Group Co., Ltd.	1,249,977
987,000	China Petroleum & Chemical Corp.	938,383
66,000	Great Wall Motor Co., Ltd.	245,431
782,000	PetroChina Co.	983,738
84,500	Ping An Insurance Group Co. of China, Ltd.	654,201
60,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	223,724
148,000	Want Want China Holdings, Ltd.	213,058
		6,855,782
	Czech Republic - 0.16%
2,515	Komercni Banka AS	578,407
	Denmark - 1.28%
372	A.P. Moller - Maersk Group	924,898
44,460	Novo Nordisk AS	2,051,961
83,800	TDC AS	866,861
16,600	Vestas Wind Systems AS (a)	837,613
		4,681,333
	Finland - 0.72%
129,500	Nokia OYJ	979,896
21,300	Sampo OYJ	1,076,766
58,600	Stora Enso OYJ	569,717
		2,626,379
	France - 7.49%
5,500	Air Liquide SA	743,209
3,300	Arkema SA	320,649
5,914	Atos SA	492,582
75,600	AXA SA	1,806,336
23,103	BNP Paribas SA	1,570,052
29,807	Carrefour SA	1,099,110
8,100	Compagnie de Saint-Gobain SA	457,020
81,100	GDF Suez SA	2,234,432
2,518	Iliad SA	761,717
2,650	Kering SA	581,333
16,200	Legrand SA	992,098

3,452	LVMH Moet Hennessy Louis Vuitton SA	666,129
68,600	Orange SA	1,085,411
5,800	Publicis Groupe SA	491,587
7,200	Renault SA	650,842
23,100	Rexel SA	540,255
17,630	Safran SA	1,154,144
21,704	Sanofi-Aventis SA	2,306,909
19,728	Societe Generale SA	1,034,589
6,000	Sodexo SA	645,595
33,600	Suez Environnement Co. SA	642,774
6,700	Technip SA	732,051
75,215	Total SA	5,441,783
11,780	Vinci SA	880,658
		27,331,265
	Germany - 5.11%
8,600	Adidas AG	869,599
13,600	Altice SA (a)	947,512
26,117	Bayer AG	3,684,410
11,538	Bayerische Motoren Werke AG	1,461,054
5,400	Continental AG	1,248,538
18,100	Drillisch AG	719,117
5,900	Fresenius SE & Co. KGaA	879,900
18,251	GEA Group AG	862,801
15,132	HeidelbergCement AG	1,289,367
6,177	Henkel AG & Co. KGaA	621,194
22,703	Osram Licht AG (a)	1,143,310
27,900	RWE AG	1,196,579
5,941	Siemens AG	784,415
37,400	Sky Deutschland AG (a)	344,620
9,929	Volkswagen AG	2,600,571
		18,652,987
	Greece - 0.12%
24,900	OPAP SA	442,704
	Hong Kong - 3.72%
383,000	AIA Group Ltd.	1,924,427
59,100	ASM Pacific Technology, Ltd.	645,836
210,500	BOC Hong Kong Holdings Ltd.	609,832
360,000	Brilliance China Automotive Holdings Ltd.	675,769
325,000	China Longyuan Power Group Corp.	352,800
45,500	China Mobile Ltd.	441,930
292,000	CNOOC Ltd.	524,919
754,000	CSR Corp. Ltd.	566,472
322,000	CT Environmental Group, Ltd.	234,522
1,483,000	GCL-Poly Energy Holdings Ltd. (a)	495,741
16,000	Great Eagle Holdings, Ltd.	58,544
391,000	HKT Trust and HKT, Ltd.	460,739
94,000	Hongkong Land Holdings Ltd.	627,325
720,000	Huadian Fuxin Energy Corp., Ltd.	377,278
73,000	Hysan Development Co., Ltd.	341,905
1,058,000	Industrial & Commercial Bank of China	669,011
828,000	Maanshan Iron & Steel Co., Ltd. (a)	172,190
580,000	Noble Group Ltd.	638,403
499,000	PCCW Ltd.	297,453
803,000	Sinotrans Ltd.	521,116
145,500	Tencent Holdings, Ltd.	2,213,498
120,000	Tingyi Cayman Islands Holding Corp.	336,189
113,500	Yue Yuen Industrial Holdings Ltd.	379,765
		13,565,664
	Indonesia - 0.29%
1,221,400	PT Bank Rakyat Indonesia (Persero) Tbk	1,064,220
	Ireland - 0.53%
1,355,500	Bank of Ireland (a)	454,775
13,100	CRH Plc	335,587
88,888	James Hardie Industries Plc	1,159,621
		1,949,983

	Israel - 0.42%
184,100	Bezeq the Israel Telecommunication Corp. Ltd.	344,560
21,300	Teva Pharmaceutical Industries, Ltd. - ADR	1,116,546
1,300	Teva Pharmaceutical Industries, Ltd.	68,293
		1,529,399
	Italy - 1.07%
111,100	Finmeccanica SpA (a)	1,055,000
529,700	Intesa Sanpaolo SpA	1,634,299
611,400	Telecom Italia SpA (a)	773,850
52,947	UBI Banca SpA	457,519
		3,920,668
	Japan - 14.05%
4,300	ABC-Mart, Inc.	230,100
87,400	Acom Co., Ltd.	416,262
15,510	AEON Mall Co., Ltd.	408,951
67,000	Asahi Kasei Corp.	512,920
123,800	Astellas Pharma, Inc.	1,628,040
21,000	Chiyoda Corp.	254,514
11,600	Daikin Industries Ltd.	732,108
10,400	Denso Corp.	496,814
12,900	Dentsu, Inc.	525,350
7,300	Don Quijote Co., Ltd.	407,277
18,100	East Japan Railway Co.	1,426,137
11,300	Fuji Heavy Industries Ltd.	313,335
32,300	Fuji Media Holdings, Inc.	561,693
55,000	Fujitsu Ltd.	412,107
167,000	Hitachi Ltd.	1,223,954
28,000	Hitachi Metals Ltd.	426,906
38,600	Honda Motor Co., Ltd.	1,346,938
17,900	Hoya Corp.	595,136
52,000	IHI Corp.	242,394
25,700	Iida Group Holdings Co., Ltd.	390,602
41,800	Inpex Corp.	635,870
78,500	ITOCHU Corp.	1,007,766
46,500	Japan Tobacco, Inc.	1,695,488
23,300	JFE Holdings, Inc.	481,942
25,300	JSR Corp.	434,351
28,800	JTEKT Corp.	485,939
66,500	JX Holdings, Inc.	355,857
24,100	Kakaku.com, Inc.	422,617
29,000	KDDI Corp.	1,769,394
1,600	Keyence Corp.	699,660
38,900	Komatsu Ltd.	902,997
33,300	Kuraray Co., Ltd.	422,351
7,300	Makita Corp.	451,169
157,000	Mazda Motor Corp.	736,789
8,900	Miraca Holdings, Inc.	431,330
122,000	Mitsubishi Electric Corp.	1,507,034
326,800	Mitsubishi UFJ Financial Group, Inc.	2,006,133
76,600	Mitsubishi UFJ Lease & Finance Co., Ltd.	440,320
40,000	Mitsui Fudosan Co., Ltd.	1,349,971
8,900	Murata Manufacturing Co., Ltd.	834,648
102,000	NEC Corp.	325,534
19,000	NGK Insulators Ltd.	431,315
11,200	Nidec Corp.	688,804
1,200	Nintendo Co., Ltd.	144,105
107,400	Nomura Holdings, Inc.	760,747
14,500	Olympus Corp.	498,892
21,500	OMRON Corp.	906,646
100,300	ORIX Corp.	1,663,054
9,000	Osaka Securities Exchange Co., Ltd.	221,816

73,500	Rakuten, Inc.	950,289
32,900	Ricoh Co., Ltd.	392,123
4,700	Santen Pharmaceutical Co., Ltd.	264,775
14,100	Seiko Epson Corp.	599,873
33,200	Seven & I Holdings Co., Ltd.	1,399,374
95,100	Seven Bank Ltd.	388,879
10,000	Shin-Etsu Chemical Co., Ltd.	608,082
20,000	Softbank Corp.	1,490,460
35,300	Sony Financial Holdings, Inc.	602,646
15,000	Sumitomo Mitsui Financial Group, Inc.	629,354
193,000	Sumitomo Mitsui Trust Holdings, Inc.	882,106
17,000	Sumitomo Realty & Development Co., Ltd.	730,261
22,400	Suzuki Motor Corp.	702,723
13,000	TDK Corp.	610,359
27,200	Tohoku Electric Power Co., Inc.	318,326
20,700	Tokio Marine Holdings, Inc.	681,315
124,000	Toshiba Corp.	579,630
63,800	Toyota Motor Corp.	3,819,873
21,400	Yamaha Motor Co., Ltd.	368,517
		51,283,042
	Jersey - 1.29%
88,000	Resolution Ltd.	474,513
47,400	Shire Plc	3,718,183
9,343	Wolseley Plc	511,817
		4,704,513
	Luxembourg - 0.19%
6,300	RTL Group SA	699,273
	Malaysia - 0.32%
343,700	Gamuda Bhd	504,561
144,915	Malayan Banking Berhad	443,743
437,100	YTL Corp.	220,677
		1,168,981
	Mexico - 0.77%
703,700	America Movil SAB de CV	731,173
52,000	Fomento Economico Mexicano SAB de CV	487,233
17,400	Fresnillo Plc	261,478
33,900	Gruma SAB de CV (a)	405,723
203,100	Grupo Mexico SAB de CV	677,705
18,100	Promotora y Operadora de Infraestructura SAB de CV (a)	241,487
		2,804,799
	Netherlands - 2.43%
167,900	AEGON NV	1,464,668
17,100	European Aeronautic Defense & Space Co. NV	1,146,521
94,300	ING Groep NV (a)	1,323,264
14,000	Koninklijke DSM NV	1,018,814
211,945	Koninklijke KPN NV (a)	772,766
21,650	Reed Elsevier NV	497,154
60,149	Unilever NV	2,632,907
		8,856,094
	Norway - 0.27%
42,920	Telenor ASA	977,222
	Philippines - 0.37%
1,678,700	Alliance Global Group, Inc.	1,118,503
109,440	Metropolitan Bank & Trust Co.	219,106
		1,337,609
	Poland - 0.21%
19,860	Bank Handlowy w Warszawie SA	782,810
	Republic of Korea - 3.16%
3,644	CJ Korea Express Co., Ltd. (a)	433,894
2,629	Coway Co., Ltd.	220,043
4,262	Dongbu Insurance Co., Ltd.	218,981
11,860	Hyundai Development Co.-Engineering & Construction	377,236
5,346	Hyundai Motor Co.	1,212,049

1,930	Hyundai Wia Corp.	373,965
14,070	KB Financial Group, Inc.	488,959
3,202	KEPCO Plant Service & Engineering Co., Ltd.	218,945
16,600	Korea Electric Power Corp.	611,106
22,887	Korean Reinsurance Co.	236,334
3,378	LG Chemical Ltd.	987,888
1,331	LG Household & Health Care Ltd.	599,156
1,230	Naver Corp.	1,013,477
3,213	POSCO	960,126
1,916	Samsung Electronics Co., Ltd.	2,502,199
9,487	Seoul Semiconductor Co., Ltd.	357,313
5,138	SK Hynix, Inc. (a)	246,716
1,978	SK Telecom Co., Ltd.	462,367
		11,520,754
	Russian Federation - 1.14%
27,990	Eurasia Drilling Co., Ltd.	881,685
11,800	Gazprom OAO (c)	102,530
3,900	Gazprom OAO (d)	17,063
68,891	Gazprom OAO - ADR (a)(b)	600,385
4,400	Lukoil OAO - ADR	262,102
1,590	Magnit OJSC	414,562
9,700	Mail.ru Group Ltd. (a)	341,314
10,600	MMC Norilsk Nickel OJSC	210,458
25,860	Mobile TeleSystems OJSC - ADR	510,476
324,440	Sberbank of Russia	807,824
		4,148,399
	Singapore - 0.76%
188,000	Global Logistic Properties Ltd.	407,441
62,000	Keppel Corp. Ltd.	536,701
103,000	Singapore Telecommunications Ltd.	318,342
82,581	United Overseas Bank Ltd.	1,493,290
		2,755,774
	South Africa - 1.68%
38,200	MTN Group Ltd.	804,637
237,399	Nampak Ltd.	821,042
12,690	Naspers Ltd.	1,494,158
199,300	Netcare Ltd.	537,736
12,300	Sasol Ltd.	730,668
55,300	Standard Bank Group Ltd.	754,116
68,700	Steinhoff International Holdings Ltd.	382,997
136,900	Telkom SA SOC Ltd. (a)	588,128
		6,113,482
	Spain - 1.45%
33,400	Amadeus IT Holding SA	1,376,858
156,109	CaixaBank SA	963,044
180,538	Iberdrola SA	1,381,033
6,178	Inditex SA	950,824
96,900	International Consolidated Airlines Group SA (a)	614,882
		5,286,641
	Sweden - 2.32%
22,400	Assa Abloy AB	1,139,397
41,347	H & M Hennes & Mauritz AB	1,805,203
16,800	Investment Kinnevik AB	715,822
146,800	Nordea Bank AB	2,069,579
39,900	Svenska Cellulosa AB	1,039,151
16,200	Svenska Handelsbanken AB	792,173
34,200	Swedbank AB	905,860
		8,467,185
	Switzerland - 5.73%
9,040	Adecco SA	743,937
12,049	Cie Financiere Richemont SA	1,262,606
58,817	Nestle SA	4,557,550
35,534	Novartis AG	3,217,902

17,110	Roche Holding AG	5,098,043
2,270	Swisscom AG	1,318,590
4,243	Syngenta AG	1,567,573
171,005	UBS AG	3,135,294
		20,901,495
	Taiwan - 2.22%
484,816	Cathay Financial Holding Co., Ltd.	757,262
129,000	Delta Electronics, Inc.	939,526
37,180	Eclat Textile Co., Ltd.	450,472
152,000	EPISTAR Corp.	376,786
335,000	Fubon Financial Holding Co., Ltd.	483,921
13,000	Hermes Microvision, Inc.	516,224
54,000	MediaTek, Inc.	913,426
79,000	Merida Industry Co., Ltd.	523,863
615,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,602,400
28,000	TPK Holding Co., Ltd.	279,538
276,000	Unimicron Technology Corp.	267,223
		8,110,641
	Thailand - 0.38%
170,100	Kasikornbank Plc	1,074,456
91,500	Total Access Communication PCL	317,182
		1,391,638
	Turkey - 0.37%
71,811	Aygaz AS	306,762
15,400	Coca-Cola Icecek AS	380,315
87,900	Turkiye Halk Bankasi AS	659,912
		1,346,989
	United Kingdom - 13.15%
27,215	AstraZeneca Plc	2,024,722
90,900	Aviva Plc	793,079
79,200	BAE Systems Plc	586,610
312,801	Barclays Plc	1,139,458
172,333	BG Group Plc	3,636,445
32,951	BHP Billiton Plc	1,071,199
36,590	British American Tobacco Plc	2,177,177
142,700	BT Group Plc	937,686
13,500	Bunzl Plc	374,778
19,200	Burberry Group Plc	487,313
30,000	Capita Plc	587,735
22,165	Diageo Plc	705,932
146,000	Direct Line Insurance Group Plc	673,767
38,200	Drax Group Plc	418,216
23,246	Hikma Pharmaceuticals Plc	667,199
37,962	Imperial Tobacco Group Plc	1,707,828
15,000	Intercontinental Hotels Group Plc	620,567
460,800	ITV Plc	1,404,259
24,700	Jazztel Plc (a)	351,623
5,915	Johnson Matthey Plc	313,644
68,700	Kingfisher Plc	421,740
1,581,600	Lloyds Banking Group Plc (a)	2,010,320
16,700	London Stock Exchange Group Plc	573,352
46,042	Meggitt Plc	398,632
15,400	Mondi Plc	279,584
71,700	National Grid Plc	1,032,246
13,300	Persimmon Plc (a)	15,933
13,300	Persimmon Plc - Class C (a)	289,668
103,309	Prudential Plc	2,366,947
5,700	Randgold Resources Ltd.	479,982
27,900	Reckitt Benckiser Group Plc	2,432,732
59,800	Rio Tinto Plc	3,228,841
59,500	Rolls-Royce Holdings Plc (a)	1,087,103
116,576	Royal Dutch Shell Plc, Class A	4,817,215
24,189	SABMiller Plc	1,401,866

109,918	Standard Chartered Plc	2,246,722
412,700	Taylor Wimpey Plc	804,368
23,140	Unilever Plc	1,048,919
530,824	Vodafone Group Plc	1,774,153
7,961	Whitbread Plc	600,579
		47,990,139
	Total Common Stocks (Cost $274,222,505)	334,794,810

	INVESTMENT COMPANIES - 1.87%
	India - 1.87%
316,000	PowerShares India Portfolio (b)	6,831,920
	Total Investment Companies (Cost $6,226,255)	6,831,920

	PREFERRED STOCKS - 1.15%
	Brazil - 1.07%
41,870	Banco Bradesco SA	608,295
71,700	Braskem SA	458,205
10,500	Cia Brasileira de Distribuicao Grupo Pao de Acucar	489,477
130,999	Itau Unibanco Holding SA	1,885,982
57,700	Petroleo Brasileiro SA	451,520
		3,893,479
	Colombia - 0.08%
5,080	Bancolombia SA	293,624
	United Kingdom - 0.00%
7,222,600	Rolls Royce Holdings Plc (a)	12,361
	Total Preferred Stocks (Cost $4,565,073)	4,199,464

	REAL ESTATE INVESTMENT TRUSTS - 0.46%
	France - 0.30%
3,700	Unibail-Rodamco SE	1,076,739
	United Kingdom - 0.16%
48,603	British Land Co. Plc	583,992
	Total Real Estate Investment Trusts (Cost $1,335,387)	1,660,731

	RIGHTS - 0.00%
	Hong Kong - 0.00%
70,380	HKT Trust and HKT, Ltd.	12,218
	Total Rights (Cost $12,212)	12,218

	SHORT TERM INVESTMENTS - 4.24%
	Money Market Funds - 4.05%
14,781,625	Federated Prime Obligations Fund	14,781,625

Principal Amount
	U.S. Treasury Bill - 0.22%
	United States Treasury Bill
$370,000	0.18%, 07/31/2014 (e)	369,993
120,000	0.18%, 08/21/2014 (e)	119,995
180,000	0.13%, 09/18/2014 (e)	179,994
		669,982
	Total Short Term Investments (Cost $15,451,603)	15,451,607

Number of Shares
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.25%
	Money Market Funds - 0.25%
926,485	Mount Vernon Prime Portfolio	926,485
5,588	Reserve Primary Fund (f)	216
	Total Money Market Funds (Cost $953,167)	926,701

Principal Amount
	Cash - 0.00%
$23	Cash	23
	Total Cash (Cost $23)	23

	Total Investments Purchased as Securities Lending Collateral (Cost $953,190)	926,724

	Total Investments (Cost $302,766,225) - 99.72%	363,877,474
	Other Assets in Excess of Liabilities - 0.28%	1,033,115
	TOTAL NET ASSETS - 100.00%	$364,910,589

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	This security was purchased through more than one stock exchange and this line represents shares purchased through the London Stock Exchange
(d)	This security was purchased through more than one stock exchange and this line represents shares purchased through the Moscow Stock Exchange
(e)	Partially assigned as collateral for certain futures contracts.
(f)	As of June 30, 2014, the Fund has fair valued this security and deemed it illiquid. The value of this security was $216, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$302,766,225
Gross unrealized appreciation	71,773,243
Gross unrealized depreciation	(10,661,994)
Net unrealized appreciation	$61,111,249

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
mini MSCI EAFE Index Futures	89	8,761,605	Sep-14	$39,460
mini MSCI Emerging Markets Index Futures	48	2,497,680	Sep-14	(21)
S&P / TSX 60 Index Futures	6	971,313	Sep-14	16,817
				$56,256

GuideMarkSM Opportunistic Equity Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.71%
	Aerospace & Defense - 2.61%
3,880	BE Aerospace, Inc. (a)	$358,861
3,322	General Dynamics Corp.	387,179
22,230	United Technologies Corp.	2,566,454
		3,312,494
	Air Freight & Logistics - 2.01%
36,955	Hub Group, Inc. - Class A (a)(b)	1,862,532
6,691	United Parcel Service, Inc. - Class B	686,898
		2,549,430
	Airlines - 0.42%
12,930	United Continental Holdings, Inc. (a)	531,035
	Beverages - 2.87%
14,259	Dr. Pepper Snapple Group, Inc.	835,292
8,657	Molson Coors Brewing Co. - Class B	642,003
24,238	PepsiCo, Inc.	2,165,423
		3,642,718
	Biotechnology - 2.02%
11,370	Aegerion Pharmaceuticals, Inc. (a)	364,863
15,610	Celgene Corp. (a)(b)	1,340,587
12,250	Cubist Pharmaceuticals, Inc. (a)	855,295
		2,560,745
	Capital Markets - 2.12%
4,480	Ameriprise Financial, Inc.	537,600
1,668	BlackRock, Inc.	533,093
28,160	Franklin Resources, Inc. (b)	1,628,774
		2,699,467
	Chemicals - 2.47%
7,830	Axiall Corp.	370,124
6,170	Eastman Chemical Co.	538,949
7,140	FMC Corp.	508,297
26,570	Huntsman Corp.	746,617
2,779	Innophos Holdings, Inc.	159,987
6,570	Monsanto Co.	819,542
		3,143,516
	Commercial Banks - 2.45%
8,689	PNC Financial Services Group, Inc.	773,756
50,740	Popular, Inc. (a)	1,734,293
13,873	U.S. Bancorp	600,978
		3,109,027
	Commercial Services & Supplies - 2.02%
5,753	ABM Industries, Inc.	155,216
15,080	Copart, Inc. (a)	542,277
18,753	Iron Mountain, Inc. (b)	664,794
13,505	Republic Services, Inc.	512,785
19,759	The ADT Corp. (b)	690,379
		2,565,451
	Communications Equipment - 3.98%
81,930	Cisco Systems, Inc.	2,035,960
57,115	Juniper Networks, Inc. (a)	1,401,602
4,630	Palo Alto Networks, Inc. (a)	388,226
15,621	QUALCOMM, Inc.	1,237,183
		5,062,971

	Computers & Peripherals - 5.15%
34,775	Apple, Inc.	3,231,641
18,235	International Business Machines Corp.	3,305,458
		6,537,099
	Containers & Packaging - 0.28%
8,915	Bemis Company, Inc.	362,484
	Diversified Financial Services - 1.23%
21,235	Citigroup, Inc.	1,000,169
7,938	CME Group, Inc.	563,201
		1,563,370
	Diversified Telecommunication Services - 1.22%
31,724	Verizon Communications, Inc.	1,552,255
	Electrical Equipment - 0.86%
11,420	AMETEK, Inc.	597,037
7,530	Emerson Electric Co.	499,691
		1,096,728
	Electronic Equipment & Instruments - 0.93%
26,754	Corning, Inc.	587,250
6,530	FEI Co.	592,467
		1,179,717
	Energy Equipment & Services - 1.67%
6,273	Ensco Plc - Class A (b)	348,591
9,940	Halliburton Co.	705,839
12,925	National-Oilwell Varco, Inc.	1,064,374
		2,118,804
	Food & Staples Retailing - 0.73%
16,347	SYSCO Corp.	612,195
4,157	Wal-Mart Stores, Inc. (b)	312,066
		924,261
	Food Products - 1.33%
14,340	B&G Foods, Inc. (b)	468,775
6,800	Hershey Co.	662,116
14,820	Mondelez International, Inc. - Class A	557,380
		1,688,271
	Gas Utilities - 0.98%
7,535	AmeriGas Partners, L.P. (b)	342,014
11,567	National Fuel Gas Co. (b)	905,696
		1,247,710
	Health Care Equipment & Supplies - 2.68%
3,904	Becton, Dickinson & Co.	461,844
182,230	Boston Scientific Corp. (a)	2,327,077
4,540	The Cooper Companies, Inc.	615,306
		3,404,227
	Health Care Providers & Services - 0.81%
11,897	Owens & Minor, Inc. (b)	404,260
10,632	Quest Diagnostics, Inc. (b)	623,992
		1,028,252
	Hotels, Restaurants & Leisure - 1.05%
11,202	Bob Evans Farms, Inc.	560,660
8,451	Darden Restaurants, Inc. (b)	391,028
4,970	Starbucks Corp.	384,578
		1,336,266
	Household Durables - 3.00%
30,015	Jarden Corp. (a)	1,781,390
14,590	Whirlpool Corp.	2,031,220
		3,812,610
	Household Products - 1.20%
3,963	Energizer Holdings, Inc.	483,605
5,813	Kimberly-Clark Corp.	646,522
5,010	Procter & Gamble Co.	393,736
		1,523,863

	Insurance - 8.73%
39,590	American International Group, Inc.	2,160,822
47,035	Brown & Brown, Inc.	1,444,445
30,765	Endurance Specialty Holdings Ltd.	1,587,166
20,435	MetLife, Inc.	1,135,369
20,220	Navigators Group, Inc. (a)	1,355,751
5,193	PartnerRe Ltd.	567,128
65,475	Willis Group Holdings Plc	2,835,067
		11,085,748
	Internet & Catalog Retail - 0.58%
610	Priceline.com, Inc. (a)	733,830
	Internet Software & Services - 1.89%
8,400	Facebook, Inc. - Class A (a)	565,236
1,225	Google, Inc. - Class A (a)	704,718
1,225	Google, Inc. (a)	716,221
8,274	J2 Global, Inc. (b)	420,815
		2,406,990
	IT Services - 1.77%
2,400	Alliance Data Systems Corp. (a)(b)	675,000
32,537	The Western Union Co. (b)	564,191
12,600	VeriFone Holdings, Inc. (a)	463,050
2,590	Visa, Inc. (b)	545,739
		2,247,980
	Leisure Equipment & Products - 0.92%
12,361	Hasbro, Inc.	655,751
3,940	Polaris Industries, Inc.	513,146
		1,168,897
	Life Sciences Tools & Services - 0.55%
5,960	Thermo Fisher Scientific, Inc.	703,280
	Machinery - 2.39%
5,080	Caterpillar, Inc.	552,044
7,740	Danaher Corp.	609,370
11,245	Dover Corp.	1,022,733
6,785	Parker Hannifin Corp.	853,078
		3,037,225
	Media - 3.87%
14,079	Cinemark Holdings, Inc.	497,834
10,200	Comcast Corp. - Class A (b)	547,536
9,340	Liberty Global Plc - Class A (a)	395,175
18,222	Shaw Communications, Inc. - Class B	467,577
7,660	The Walt Disney Co.	656,768
15,128	Thomson Reuters Corp. (b)	550,054
41,740	Twenty-First Century Fox, Inc. - Class B	1,428,760
4,310	Viacom, Inc. - Class B	373,806
		4,917,510
	Metals & Mining - 0.37%
1,649	Compass Minerals International, Inc.	157,875
6,436	Nucor Corp.	316,973
		474,848
	Multiline Retail - 0.91%
12,041	Kohl’s Corp. (b)	634,320
8,961	Target Corp. (b)	519,290
		1,153,610
	Oil & Gas - 5.99%
4,486	Chevron Corp.	585,647
16,115	Cimarex Energy Co.	2,311,858
14,770	CONSOL Energy, Inc.	680,454
9,865	EOG Resources, Inc.	1,152,824
6,564	Memorial Production Partners LP (b)	159,111
8,944	Occidental Petroleum Corp.	917,923

12,570	Suncor Energy, Inc. - ADR	535,859
9,870	Tesoro Corp.	579,073
12,626	Williams Partners L.P. (b)	685,466
		7,608,215
	Pharmaceuticals - 7.58%
4,700	Actavis Plc (a)(b)	1,048,335
26,470	GlaxoSmithKline Plc - ADR (b)	1,415,616
4,160	Jazz Pharmaceuticals Plc (a)	611,562
56,380	Pfizer, Inc.	1,673,358
53,965	Teva Pharmaceutical Industries, Ltd. - ADR	2,828,845
16,255	Valeant Pharmaceuticals International (a)(b)	2,050,081
		9,627,797
	Professional Services - 0.50%
4,665	IHS, Inc. - Class A (a)	632,901
	Real Estate Management & Development - 1.05%
14,820	Alexander & Baldwin, Inc.	614,289
22,560	CBRE Group, Inc. - Class A (a)	722,822
		1,337,111
	Road & Rail - 0.83%
10,211	Norfolk Southern Corp.	1,052,039
	Semiconductor & Semiconductor Equipment - 0.92%
37,900	Intel Corp.	1,171,110
	Software - 4.73%
7,400	Autodesk, Inc. (a)	417,212
14,912	CA, Inc.	428,571
68,298	Microsoft Corp.	2,848,027
17,910	Oracle Corp.	725,892
12,420	Qlik Technologies, Inc. (a)	280,940
6,940	Red Hat, Inc. (a)	383,574
6,430	Salesforce.com, Inc. (a)(b)	373,454
9,000	ServiceNow, Inc. (a)	557,640
		6,015,310
	Specialty Retail - 1.76%
7,370	Home Depot, Inc.	596,675
5,310	Signet Jewelers Ltd.	587,233
19,845	The TJX Companies, Inc.	1,054,762
		2,238,670
	Textiles, Apparel & Luxury Goods - 1.15%
23,190	VF Corp. (b)	1,460,970
	Tobacco - 1.18%
17,805	Philip Morris International, Inc.	1,501,140
	Trading Companies & Distributors - 0.21%
14,789	Aircastle Ltd.	262,801
	Wireless Telecommunication Services - 0.74%
17,125	Rogers Communications, Inc. - Class B	689,281
7,456	Vodafone Group Plc - ADR	248,956
		938,237
	Total Common Stocks (Cost $93,506,647)	120,328,990

	REAL ESTATE INVESTMENT TRUSTS - 1.84%
	Real Estate Investment Trusts - 1.84%
97,575	iStar Financial, Inc. (a)(b)	1,461,674
16,820	Starwood Property Trust, Inc. (b)	399,811
13,448	The Geo Group, Inc.	480,497
	Total Real Estate Investment Trusts (Cost $1,514,629)	2,341,982

	SHORT TERM INVESTMENTS - 3.62%
	Money Market Funds - 3.62%
4,602,191	Federated Prime Obligations Fund	4,602,191
	Total Short Term Investments (Cost $4,602,191)	4,602,191

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 12.12%
	Money Market Funds - 12.12%
15,394,904	Mount Vernon Prime Portfolio	15,394,904
	Total Investments Purchased as Securities Lending Collateral (Cost $15,394,904)	15,394,904

	Total Investments (Cost $115,018,371) - 112.29%	142,668,067
	Liabilities in Excess of Other Assets - (12.29)%	(15,618,905)
	TOTAL NET ASSETS - 100.00%	$127,049,162

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$115,018,371
Gross unrealized appreciation	28,148,781
Gross unrealized depreciation	(499,085)
Net unrealized appreciation	$27,649,696

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Core Fixed Income Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 8.74%
93,264	Accredited Mortgage Loan Trust
	Series 2005-3, 0.390%, 09/25/2035 (a)	$92,953
365,000	Ally Master Owner Trust
	Series 2012-5, 1.540%, 09/15/2019	365,434
	American Credit Acceptance Receivables Trust
183,924	Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012 and 06/21/2013, Cost $183,917) (b)	184,312
175,170	Series 2013-2, 1.320%, 02/15/2017 (Acquired 07/31/2013 and 05/21/2014, Cost $175,200) (b)	175,418
73,617	Series 2014-1, 1.140%, 03/12/2018 (Acquired 01/07/2014, Cost $73,613) (b)	73,710
171,595	Series 2013-1, 1.450%, 04/16/2018 (Acquired 03/20/2013 and 02/27/2014, Cost $171,600) (b)	172,299
1,125,000	American Express Credit Account Master Trust
	Series 2014-2, 1.260%, 01/15/2020	1,125,311
315,000	AmeriCredit Automobile Receivables Trust
	Series 2012-5, 1.120%, 11/08/2017	316,267
305,000	AMMC CDO
	Series 2014-14A, 1.680%, 07/27/2026 (Acquired 06/12/2014, Cost $304,372) (a)(b)	304,847
500,000	Apidos CDO
	Series 2013-12A, 1.334%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (a)(b)	491,950
315,000	Ares XXX CLO Ltd.
	Series 2014-30A, 1.018%, 04/20/2023 (Acquired 05/08/2014, Cost $312,291) (a)(b)	315,762
	ARI Fleet Lease Trust
121,060	Series 2012-B, 0.452%, 01/15/2021 (Acquired 10/16/2012, Cost $121,059) (a)(b)	121,002
260,000	Series 2014-A, 1.550%, 11/15/2022 (Acquired 04/01/2014, Cost $259,928) (b)	262,013
500,000	Atrium IX
	Series 9-A, 1.529%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (a)(b)	495,000
500,000	Atrium X
	Series 10-A, 1.353%, 07/16/2025 (Acquired 04/25/2013, Cost $499,250) (a)(b)	493,400
260,000	Avalon IV Capital Ltd.
	Series 2012-1AR, 1.403%, 04/17/2023 (Acquired 04/02/2014, Cost $260,000) (a)(b)	260,213
360,000	Avery Point CLO Ltd.
	Series 2014-1A, 1.758%, 04/25/2026 (Acquired 03/19/2014, Cost $360,000) (a)(b)	360,959
825,000	Babson CLO Ltd.
	Series 2013-IA, 1.328%, 04/20/2025 (Acquired 05/03/2013, Cost $825,000) (a)(b)	812,130
	Capital Auto Receivables Asset Trust
1,240,000	Series 2013-4, 1.090%, 03/20/2018	1,244,623
315,000	Series 2014-1, 1.320%, 06/20/2018	317,138
33,136	CarFinance Capital LLC
	Series 2013-1A, 1.650%, 07/17/2017 (Acquired 05/21/2013, Cost $33,135) (b)	33,244
555,000	Carlyle Global Market Strategies
	Series 2013-3A, 1.354%, 07/15/2025 (Acquired 06/10/2013, Cost $553,834) (a)(b)	547,785
235,000	CarMax Auto Owner Trust
	Series 2013-3, 1.490%, 01/15/2019	237,115
325,000	Cent CLO LP
	Series 2013-20A, 1.709%, 01/25/2026 (Acquired 12/18/2013, Cost $325,000) (a)(b)	324,838
245,000	Chase Issuance Trust
	Series 2007-B1, 0.402%, 04/15/2019 (a)	243,634
365,000	CIFC Funding Ltd.
	Series 2013-1A, 1.383%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (a)(b)	359,124
1,060,000	Citibank Credit Card Issuance Trust
	Series 2013-A3, 1.110%, 07/23/2018	1,066,744
66,444	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 05/01/2032	48,324
40,931	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.456%, 10/25/2035 (a)	41,116
	CPS Auto Receivables Trust
293,281	Series 2013-C, 1.640%, 04/16/2018 (Acquired 09/24/2013, Cost $293,246) (b)	294,902
101,809	Series 2013-D, 1.540%, 07/16/2018 (Acquired 12/10/2013, Cost $101,800) (b)	102,352
108,728	Series 2014-A, 1.210%, 08/15/2018 (Acquired 03/10/2014, Cost $108,717) (b)	108,891
156,210	Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $156,190) (b)	156,450
	CPS Auto Trust
77,413	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $77,411) (b)	78,130
121,239	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $121,224) (b)	121,801
	Credit Acceptance Auto Loan Trust
248,012	Series 2011-1B, 3.960%, 09/15/2019 (Acquired 02/07/2013, Cost $253,980) (b)	249,836
356,000	Series 2012-2, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $355,938) (b)	357,832
390,000	Dryden 33 Senior Loan Fund
	Series 2014-33A, 1.703%, 07/15/2026 (Acquired 04/09/2014, Cost $390,000) (a)(b)	390,405
425,000	Dryden XXVI Senior Loan Fund

	Series 2013-26A, 1.334%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (a)(b)	417,945
115,853	DT Auto Owner Trust
	Series 2014-1, 0.660%, 07/17/2017 (Acquired 01/14/2014, Cost $115,851) (b)	115,887
37,143	Education Funding Capital Trust I
	Series 2004-1, 0.391%, 12/15/2022 (a)	37,150
215,000	Enterprise Fleet Financing LLC
	Series 2012-1, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $215,962) (b)	216,263
341,713	First Investors Auto Owner Trust
	Series 2013-2A, 1.230%, 03/15/2019 (Acquired 06/13/2013, Cost $341,672) (b)	343,350
415,000	Flatiron CLO Ltd.
	Series 2014-1A, 1.616%, 07/17/2026 (Acquired 06/05/2014, Cost $414,585) (a)(b)	415,845
	Ford Credit Auto Lease Trust
650,000	Series 2013-A, 0.600%, 03/15/2016	650,938
580,000	Series 2014-A, 0.900%, 06/15/2017	581,638
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 0.457%, 05/25/2036 (a)	91,768
200,000	GE Equipment Small Ticket LLC
	Series 2014-1A, 1.440%, 10/25/2021 (Acquired 04/02/2014, Cost $199,963) (b)	200,807
	HLSS Servicer Advance Receivables Backed Note
370,000	Series 2013-T1, 1.495%, 01/16/2046 (Acquired 01/16/2013 through 01/29/2014, Cost $370,845) (b)	370,607
435,000	Series 2013-T3, 1.793%, 05/15/2046 (Acquired 05/17/2013 and 08/28/2013, Cost $431,753) (b)	430,481
175,000	Series 2013-T1, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (a)(b)	173,983
585,000	Hyundai Auto Receivables Trust
	Series 2014-A, 0.790%, 07/16/2018	586,534
390,000	Limerock CLO
	Series 2014-2A, 1.734%, 04/18/2026 (Acquired 02/26/2014, Cost $389,581) (a)(b)	391,151
280,000	M&T Bank Auto Receivables Trust
	Series 2013-1A, 1.060%, 11/15/2017 (Acquired 06/10/2014, Cost $281,570) (b)	281,892
575,000	Madison Park Funding XI Ltd.
	Series 2013-11A, 1.533%, 10/23/2025 (Acquired 08/16/2013, Cost $574,425) (a)(b)	572,470
250,000	Madison Park Funding XII Ltd.
	Series 2014-12A, 1.682%, 07/20/2026 (Acquired 05/08/2014, Cost $250,000) (a)(b)	250,524
280,000	Magnetite CLO Ltd.
	Series 2014-9A, 1.700%, 07/25/2026 (Acquired 06/13/2014, Cost $279,857) (a)(b)(i)	279,857
	Mercedes Benz Auto Lease Trust
525,000	Series 2013-B, 0.760%, 07/15/2019	526,452
1,420,000	Series 2014-A, 0.900%, 12/16/2019	1,424,836
455,663	Morgan Stanley
	Series 2003-N, 1.172%, 10/25/2033 (a)	431,979
	Neuberger Berman CLO Ltd.
285,000	Series 2014-16A, 1.704%, 04/15/2026 (Acquired 02/11/2014, Cost $283,803) (b)(i)	285,000
275,000	Series 2014-17A, 1.700%, 06/30/2026 (Acquired 06/19/2014, Cost $275,000) (b)	275,000
35,575	Northstar Education Finance, Inc.
	Series 2005-1, 0.328%, 10/28/2026 (a)	35,592
280,000	Oak Hill Credit Partners
	Series 2013-8A, 1.348%, 04/20/2025 (Acquired 04/17/2013, Cost $280,000) (a)(b)	276,724
410,000	Octagon Investment Partners XVI Ltd.
	Series 2013-1A, 1.353%, 07/17/2025 (Acquired 05/15/2013, Cost $409,344) (a)(b)	403,399
450,000	OZLM Funding Ltd.
	Series 2013-5A, 1.733%, 01/17/2026 (Acquired 11/22/2013, Cost $449,775) (a)(b)	449,775
	Prestige Auto Receivables Trust
220,000	Series 2013-1A, 1.330%, 05/15/2019 (Acquired 04/03/2013, Cost $219,948) (b)	220,740
120,000	Series 2014-1A, 1.520%, 04/15/2020 (Acquired 03/18/2014, Cost $119,993) (b)	120,029
135,000	Series 2014-1A, 1.910%, 04/15/2020 (Acquired 06/25/2014, Cost $135,042) (b)	134,916
695,000	Race Point VIII CLO Ltd.
	Series 2013-8, 1.479%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (a)(b)	689,857
137,274	Residential Asset Mortgage Products, Inc.
	Series 2004-R, 0.632%, 03/25/2034 (a)	134,807
	Santander Drive Auto Receivables Trust
130,000	Series 2012-4, 1.830%, 03/15/2017	130,903
290,000	Series 2012-5, 1.560%, 08/15/2018	292,240
250,000	Seneca Park CLO Ltd.
	Series 2014-1A, 1.704%, 07/17/2026 (Acquired 05/09/2014, Cost $249,866) (a)(b)	250,224
250,000	Shackleton CLO Ltd.
	Series 2014-6A, 1.710%, 07/17/2026 (Acquired 06/12/2014, Cost $248,475) (a)(b)(i)	248,475
52,780	SNAAC Auto Receivables Trust
	Series 2013-1A, 1.140%, 07/16/2018 (Acquired 04/02/2013, Cost $52,778) (b)	52,845
225,000	Springleaf Funding Trust
	Series 2014-AA, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $224,963) (b)	225,397
76,384	U.S. Education Loan Trust, LLC
	Series 2006-1, 0.357%, 03/01/2025 (Acquired 08/06/2010, Cost $74,666) (a)(b)	76,243
	Westlake Automobile Receivables Trust
12,607	Series 2012-1, 1.030%, 03/15/2016 (Acquired 09/19/2012, Cost $12,607) (b)	12,612

120,000	Series 2014-1A, 0.700%, 05/15/2017 (Acquired 05/20/2014, Cost $119,992) (b)	120,025
235,512	Series 2013-1, 1.120%, 01/15/2018 (Acquired 09/18/2013, Cost $235,486) (b)	236,182
	Total Asset Backed Securities (Cost $26,228,712)	26,210,606

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.15%
160,000	Aventura Mall Trust
	Series 2013-AVM, 3.743%, 12/05/2032 (Acquired 12/10/2013, Cost $165,139) (a)(b)	170,050
	Banc of America Commercial Mortgage Trust
230,000	Series 2006-2, 5.731%, 05/10/2045 (a)	246,653
6,671	Series 2007-5, 5.620%, 02/10/2051	6,664
150,000	BB-UBS Trust
	Series 2012-SHOW, 3.430%, 11/05/2036 (Acquired 12/05/2012, Cost $155,810) (b)	149,294
	Bear Stearns Commercial Mortgage Securities Trust
160,000	Series 2006-PW14, 5.201%, 12/11/2038	173,891
225,000	Series 2005-PW10, 5.405%, 12/11/2040 (a)	234,200
3,133,963	Series 2006-PW13, 5.540%, 09/11/2041	3,371,034
202,261	Series 2007-PW15, 5.331%, 02/11/2044	218,555
255,000	CD Commercial Mortgage Trust
	Series 2007-CD4, 5.322%, 12/11/2049	277,693
118,002	Chase Mortgage Financial Trust
	Series 2007-A1, 2.576%, 02/25/2037 (a)	114,114
	Citigroup Commercial Mortgage Trust
235,000	Series 2013-GC15, 4.371%, 09/10/2046 (a)	256,535
190,000	Series 2013-GC17, 4.131%, 11/10/2046	203,725
265,000	Series 2014-GC19, 4.023%, 03/10/2047	281,161
175,000	Series 2014-GC21, 3.855%, 05/10/2047	183,256
86,672	Series 2006-C4, 5.783%, 03/15/2049 (a)	92,805
86,525	COBALT CMBS Commercial Mortgage Trust
	Series 2007-C2, 5.484%, 04/15/2047 (a)	94,602
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/10/2030 (Acquired 08/15/2013, Cost $122,650) (b)	130,272
225,000	Series 2013-CR9, 4.236%, 07/10/2045 (a)	244,922
110,000	Series 2013-LC6, 2.941%, 01/10/2046 (a)	108,911
235,000	Series 2013-CR8, 3.612%, 06/10/2046 (a)	243,802
235,000	Series 2013-CR12, 4.046%, 10/10/2046	250,593
315,000	Series 2014-UBS2, 3.961%, 03/10/2047	332,826
230,000	Series 2014-CCRE16, 4.051%, 04/10/2047	244,561
290,000	Series 2014-LC15, 4.006%, 04/10/2047	307,408
240,000	Commercial Mortgage Loan Trust
	Series 2008-LS1, 6.012%, 12/10/2049 (a)	264,866
95,000	Commercial Mortgage Pass-Through Certificate
	Series 2012-CCRE3, 2.822%, 10/15/2045	93,773
	Countrywide Home Loans, Inc.
26,208	Series 2004-HYB6, 2.511%, 11/20/2034 (a)	25,360
124,677	Series 2005-11, 0.752%, 03/25/2035 (a)	112,951
119,954	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4, 5.467%, 09/15/2039	129,335
379,453	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2005-C1, 5.014%, 02/15/2038	382,535
	DBUBS Mortgage Trust
140,000	Series 2011-LC2A, 4.537%, 07/10/2044 (Acquired 06/16/2014, Cost $153,789) (b)	155,012
130,000	Series 2011-LC1, 5.002%, 11/10/2046 (Acquired 05/13/2013, Cost $151,315) (b)	147,438
400,000	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 11/06/2012, Cost $457,271) (b)	458,278
220,000	GRACE Mortgage Trust
	Series 2014-GRCE, 3.369%, 06/10/2028 (Acquired 05/21/2014, Cost $226,541) (b)	227,749
145,000	GS Mortgage Securities Corp.
	Series 2012-ALOH, 3.551%, 04/10/2034 (Acquired 03/08/2013, Cost $150,406) (b)	150,588
	GS Mortgage Securities Corp. II
145,000	Series 2012-BWTR, 2.954%, 11/05/2034 (Acquired 12/11/2012, Cost $147,999) (b)	143,508
418,806	Series 2005-GG4, 4.751%, 07/10/2039	427,556
	GS Mortgage Securities Trust
685,000	Series 2012-GCJ7, 3.377%, 05/10/2045	709,376
130,000	Series 2013-GC14, 4.243%, 08/10/2046	140,733
220,000	Series 2014-GC20, 3.998%, 04/10/2047	232,819
180,000	Series 2014-GC22, 3.862%, 06/10/2047	187,283
110,000	Hilton USA Trust
	Series 2013-HLT, 2.662%, 11/05/2030 (Acquired 11/22/2013, Cost $110,000) (b)	111,597
	JP Morgan Chase Commercial Mortgage Securities Trust
235,000	Series 2014-C20, 3.805%, 07/15/2047	244,672
235,000	Series 2007-CB19, 5.703%, 02/12/2049 (a)	259,520
235,000	Series 2006-LDP7, 5.866%, 04/15/2045 (a)	252,965
145,000	Series 2012-WLDN, 3.905%, 05/05/2030 (Acquired 05/07/2013 and 06/25/2013, Cost $146,401) (b)	151,615

130,000	Series 2012-HSBC, 3.093%, 07/05/2032 (Acquired 03/11/2013, Cost $131,897) (b)	131,381
415,000	Series 2005-LDP2, 4.738%, 07/15/2042	424,968
	JPMBB Commercial Mortgage Securities Trust
1,205,000	Series 2013-C12, 3.157%, 07/15/2045	1,243,851
160,000	Series 2014-C19, 3.997%, 04/15/2047	169,459
	Lehman Brothers-UBS Commercial Mortgage Trust
237,584	Series 2006-C4, 5.833%, 06/15/2038 (a)	256,657
619,307	Series 2007-C1, 5.424%, 02/15/2040	676,727
53,422	Series 2007-C2, 5.430%, 02/15/2040	58,642
231,192	Series 2007-C6, 5.858%, 07/15/2040 (a)	248,140
280,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.673%, 05/12/2039 (a)	299,076
	ML-CFC Commercial Mortgage Trust
300,071	Series 2007-5, 5.378%, 08/12/2048	324,095
165,000	Series 2007-9, 5.700%, 09/12/2049	183,465
	Morgan Stanley Bank of America Merrill Lynch Trust
35,000	Series 2014-C14, 4.064%, 02/15/2047	37,240
105,000	Series 2014-C16, 3.892%, 06/17/2047	109,997
	Morgan Stanley Capital I Trust
220,000	Series 2007-IQ14, 5.692%, 04/15/2049 (a)	242,862
165,000	Series 2007-IQ16, 5.809%, 12/12/2049	183,980
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/15/2045 (Acquired 08/15/2012, Cost $147,989) (b)	145,226
	Springleaf Mortgage Loan Trust
176,267	Series 2013-1A, 1.270%, 06/25/2058 (Acquired 04/03/2013, Cost $176,253) (a)(b)	176,076
308,611	Series 2013-2, 1.780%, 12/25/2065 (Acquired 07/03/2013, Cost $305,480) (a)(b)	308,857
155,171	Series 2013-2, 3.520%, 12/25/2065 (Acquired 07/03/2013, Cost $149,465) (b)	159,081
295,000	Symphony CLO XIV Ltd.
	Series 2014-14A, 1.480%, 07/14/2026 (Acquired 05/06/2014, Cost $295,000) (b)	295,005
149,683	TIAA Seasoned Commercial Mortgage Trust
	Series 2007-C4, 5.560%, 08/15/2039 (a)	152,041
250,000	UBS-Barclays Commercial Mortgage Trust
	Series 2012-C4, 2.850%, 12/10/2045 (a)	246,150
280,000	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C18, 4.935%, 04/15/2042	285,557
235,000	Wells Fargo Commercial Mortgage Trust
	Series 2014-LC16, 3.817%, 08/15/2050	244,954
	Wells Fargo-RBS Commercial Mortgage Trust
115,000	Series 2011-C2, 4.869%, 02/15/2044 (Acquired 05/09/2013 and 09/19/2013, Cost $129,482) (a)(b)	129,545
180,000	Series 2011-C3, 4.375%, 03/15/2044 (Acquired 11/29/2012, Cost $202,773) (b)	197,404
175,000	Series 2014-LC14, 4.045%, 03/15/2047	184,937
805,000	Series 2014-C19, 3.660%, 03/15/2047	848,001
245,000	Series 2014-C19, 4.101%, 03/15/2047	262,416
230,000	Series 2014-C20, 3.995%, 05/17/2047	243,583
	Total Collateralized Mortgage Obligations (Cost $21,267,548)	21,416,429

	CORPORATE OBLIGATIONS - 41.18%
	Aerospace & Defense - 0.69%
315,000	L-3 Communications Corp.
	3.950%, 05/28/2024	317,797
405,000	Precision Castparts Corp.
	0.700%, 12/20/2015	406,008
1,300,000	United Technologies Corp.
	1.800%, 06/01/2017	1,328,760
		2,052,565
	Agricultural Products - 0.03%
100,000	Cargill, Inc.
	4.100%, 11/01/2042 (Acquired 10/24/2012, Cost $99,811) (b)	96,662
	Auto Parts & Equipment - 0.21%
610,000	Delphi Corp.
	4.150%, 03/15/2024	634,625
	Banks - 6.69%
	Bank of America Corp.
550,000	2.600%, 01/15/2019	557,063
535,000	7.625%, 06/01/2019	661,519
175,000	5.875%, 01/05/2021	205,025
640,000	4.100%, 07/24/2023	665,490
200,000	6.110%, 01/29/2037	231,474
110,000	7.750%, 05/14/2038	151,588
935,000	5.000%, 01/21/2044	995,905
705,000	Bank of Nova Scotia
	0.750%, 10/09/2015	707,410

120,000	BNP Paribas SA
	2.375%, 09/14/2017	122,975
	BPCE SA
415,000	2.500%, 12/10/2018	421,111
220,000	5.150%, 07/21/2024 (Acquired 01/13/2014, Cost $219,593) (b)	232,712
805,000	Branch Banking & Trust Co.
	1.450%, 10/03/2016	814,169
750,000	Canadian Imperial Bank of Commerce
	2.350%, 12/11/2015	770,788
	Citigroup, Inc.
350,000	5.000%, 09/15/2014	353,117
535,000	1.700%, 07/25/2016	542,306
180,000	4.450%, 01/10/2017	193,978
1,115,000	8.500%, 05/22/2019	1,426,665
240,000	3.875%, 10/25/2023	246,301
125,000	6.125%, 08/25/2036	143,607
135,000	6.675%, 09/13/2043	168,669
285,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	2.125%, 10/13/2015	291,410
380,000	Credit Suisse
	1.375%, 05/26/2017 (e)	381,491
450,000	Deutsche Bank AG
	1.350%, 05/30/2017	450,171
760,000	Glitnir Bank
	6.693%, 06/15/2016 (Acquired 06/14/2006 and 06/21/2006, Cost $758,848) (a)(c)(d)(i)	3,952
200,000	HSBC Holdings Plc
	6.800%, 06/01/2038	256,018
	JPMorgan Chase & Co.
260,000	1.350%, 02/15/2017	261,091
335,000	4.250%, 10/15/2020	363,923
400,000	4.500%, 01/24/2022	438,995
130,000	3.375%, 05/01/2023	127,839
180,000	5.625%, 08/16/2043	204,240
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(d)	7,500
230,000	KeyCorp
	5.100%, 03/24/2021	260,990
295,000	Mizuho Bank Ltd.
	2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $294,475) (b)	298,194
	PNC Funding Corp.
495,000	4.250%, 09/21/2015	516,981
535,000	3.300%, 03/08/2022	546,511
970,000	Royal Bank of Canada	972,274
	Royal Bank of Scotland Group Plc
230,000	2.550%, 09/18/2015	234,813
375,000	5.125%, 05/28/2024	381,510
625,000	SunTrust Banks, Inc.
	3.500%, 01/20/2017	662,143
200,000	The Bank of Tokyo-Mitsubishi UFJ Ltd.
	2.300%, 03/10/2019 (Acquired 03/04/2014, Cost $199,680) (b)	202,180
875,000	Toronto-Dominion Bank
	2.625%, 09/10/2018	904,329
1,410,000	U.S. Bancorp
	1.950%, 11/15/2018	1,420,737
	Wells Fargo & Co.
400,000	2.150%, 01/15/2019	404,062
155,000	3.450%, 02/13/2023	154,527
345,000	4.125%, 08/15/2023 (e)	359,068
80,000	5.375%, 11/02/2043	88,342
216,000	5.606%, 01/15/2044	248,413
		20,053,576
	Beverages - 0.26%
770,000	Diageo Capital Plc
	1.500%, 05/11/2017	779,359
	Biotechnology - 0.65%
	Amgen, Inc.
150,000	3.625%, 05/22/2024	151,633
375,000	4.950%, 10/01/2041	396,161
270,000	Celgene Corp.
	5.250%, 08/15/2043	294,559
230,000	Genzyme Corp.
	5.000%, 06/15/2020	262,100
	Gilead Sciences, Inc.
155,000	3.700%, 04/01/2024	159,364

640,000	4.800%, 04/01/2044	678,035
		1,941,852
	Capital Markets - 3.47%
355,000	Ameriprise Financial, Inc.
	4.000%, 10/15/2023	374,979
1,460,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	1,738,910
	Goldman Sachs Group, Inc.
835,000	5.950%, 01/18/2018	949,370
125,000	5.750%, 01/24/2022	144,874
460,000	4.000%, 03/03/2024 (e)	469,196
290,000	6.750%, 10/01/2037	349,989
	Morgan Stanley
605,000	1.750%, 02/25/2016	613,841
350,000	5.950%, 12/28/2017	398,782
525,000	2.500%, 01/24/2019 (e)	531,450
70,000	4.875%, 11/01/2022	75,268
570,000	3.750%, 02/25/2023	580,916
1,130,000	State Street Corp.
	2.875%, 03/07/2016	1,173,681
	The Bank of New York Mellon Corp.
985,000	2.300%, 07/28/2016	1,016,344
880,000	2.200%, 03/04/2019	888,638
175,000	The Goldman Sachs Group, Inc.
	3.850%, 07/08/2024	174,769
805,000	Wachovia Corp.
	5.750%, 02/01/2018	922,317
		10,403,324
	Chemicals - 1.03%
	Dow Chemical Co.
445,000	4.250%, 11/15/2020	485,112
315,000	3.000%, 11/15/2022 (e)	310,378
595,000	LYB International Finance BV
	4.000%, 07/15/2023	625,826
	Monsanto Co.
915,000	1.150%, 06/30/2017	915,953
130,000	2.750%, 07/15/2021	130,156
605,000	4.400%, 07/15/2044	608,831
		3,076,256
	Commercial Services & Supplies - 0.29%
175,000	ERAC USA Finance LLC
	2.350%, 10/15/2019 (Acquired 06/30/2014, Cost $174,743) (b)	174,743
650,000	International Lease Finance Corp.
	5.750%, 05/15/2016	697,531
		872,274
	Communications Equipment - 0.19%
575,000	Cisco Systems, Inc.
	2.125%, 03/01/2019 (e)	580,108
	Computers & Peripherals - 0.80%
	Apple, Inc.
360,000	2.850%, 05/06/2021	363,663
1,075,000	2.400%, 05/03/2023 (e)	1,017,539
800,000	EMC Corp.
	1.875%, 06/01/2018	806,042
200,000	Hewlett-Packard Co.
	3.000%, 09/15/2016	208,382
		2,395,626
	Consumer Finance - 1.94%
457,000	American Express Co.
	4.050%, 12/03/2042	441,645
	American Express Credit Corp.
535,000	1.300%, 07/29/2016	539,726
775,000	2.125%, 03/18/2019	779,162
580,000	Capital One Financial Corp.
	2.450%, 04/24/2019	586,090
715,000	Caterpillar Financial Services Corp.
	1.625%, 06/01/2017	726,825
	John Deere Capital Corp.
565,000	1.050%, 10/11/2016 (e)	568,056
675,000	1.300%, 03/12/2018	668,607
	PACCAR Financial Corp.
565,000	1.150%, 08/16/2016	569,517
290,000	1.100%, 06/06/2017	289,916

605,000	Toyota Motor Credit Corp.
	2.050%, 01/12/2017	621,847
		5,791,391
	Diversified Financial Services - 1.39%
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	331,311
200,000	5.875%, 08/02/2021	235,160
	General Electric Capital Corp.
125,000	4.625%, 01/07/2021	139,390
210,000	5.300%, 02/11/2021	239,132
950,000	3.150%, 09/07/2022	956,050
685,000	5.875%, 01/14/2038	833,903
450,000	Hutchison Whampoa International Ltd.
	3.500%, 01/13/2017 (Acquired 09/06/2012, Cost $464,999) (b)	474,277
585,000	National Rural Utilities Cooperative Finance Corp.
	5.450%, 04/10/2017	653,429
300,000	NCUA Guaranteed Notes
	Series 2011-M1, 3.000%, 06/12/2019	317,478
		4,180,130
	Diversified Manufacturing - 0.50%
575,000	Cooper U.S., Inc.
	3.875%, 12/15/2020	609,694
420,000	Pentair Finance SA
	3.150%, 09/15/2022	411,319
405,000	Tyco Electronics Group SA
	6.550%, 10/01/2017	469,009
		1,490,022
	Diversified Telecommunication Services - 1.32%
	AT&T, Inc.
805,000	0.800%, 12/01/2015	807,382
245,000	4.800%, 06/15/2044 (e)	251,111
	Verizon Communications, Inc.
235,000	3.650%, 09/14/2018	251,573
250,000	3.500%, 11/01/2021	257,978
1,225,000	5.150%, 09/15/2023	1,373,436
515,000	6.400%, 09/15/2033	632,714
300,000	6.550%, 09/15/2043	378,915
		3,953,109
	Electric Utilities - 0.80%
100,000	American Electric Power Co., Inc.
	1.650%, 12/15/2017	100,615
355,000	Duke Energy Corp.
	3.550%, 09/15/2021	371,746
160,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	177,974
100,000	Massachusetts Electric Co.
	5.900%, 11/15/2039 (Acquired 07/09/2013, Cost $114,368) (b)	122,700
150,000	Progress Energy, Inc.
	3.150%, 04/01/2022	150,704
535,000	PSI Energy, Inc.
	6.050%, 06/15/2016	587,779
285,000	Sierra Pacific Power Co.
	3.375%, 08/15/2023	291,837
485,000	Union Electric Co.
	6.700%, 02/01/2019	581,826
		2,385,181
	Energy Equipment & Services - 0.27%
770,000	Halliburton Co.
	3.250%, 11/15/2021	797,710
	Engineering Construction - 0.13%
400,000	ABB Finance USA, Inc.
	2.875%, 05/08/2022	397,875
	Food & Staples Retailing - 0.36%
300,000	CVS Caremark Corp.
	6.250%, 06/01/2027	372,665
	Wal-Mart Stores, Inc.
315,000	1.000%, 04/21/2017 (e)	315,898
300,000	6.500%, 08/15/2037	400,085
		1,088,648
	Food Products - 0.06%
85,000	ConAgra Foods, Inc.
	1.350%, 09/10/2015	85,653
100,000	Kraft Foods Group, Inc.
	5.000%, 06/04/2042	107,323
		192,976

	Health Care Equipment & Supplies - 0.77%
630,000	Baxter International, Inc.
	1.850%, 06/15/2018	631,562
480,000	Becton, Dickinson & Co.
	3.250%, 11/12/2020	499,758
465,000	CareFusion Corp.
	3.875%, 05/15/2024	470,748
680,000	St. Jude Medical, Inc.
	2.500%, 01/15/2016	698,356
		2,300,424
	Health Care Providers & Services - 1.70%
	Aetna, Inc.
635,000	2.750%, 11/15/2022	614,565
445,000	4.750%, 03/15/2044 (e)	469,699
550,000	Cardinal Health, Inc.
	3.200%, 03/15/2023	546,223
	Express Scripts Holding Co.
325,000	3.125%, 05/15/2016	338,747
50,000	3.500%, 11/15/2016	53,120
730,000	Humana, Inc.
	3.150%, 12/01/2022	717,729
320,000	McKesson Corp.
	1.292%, 03/10/2017	321,057
	UnitedHealth Group, Inc.
490,000	1.625%, 03/15/2019 (e)	482,988
305,000	3.950%, 10/15/2042	286,911
	WellPoint, Inc.
875,000	4.350%, 08/15/2020	956,188
150,000	5.850%, 01/15/2036	177,628
125,000	5.100%, 01/15/2044	136,651
		5,101,506
	Industrial Conglomerates - 0.21%
555,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	633,485
	Insurance - 1.87%
225,000	American International Group, Inc.
	4.125%, 02/15/2024 (e)	237,314
565,000	Berkshire Hathaway Finance Corp.
	0.950%, 08/15/2016	568,330
605,000	CNA Financial Corp.
	7.350%, 11/15/2019	747,991
430,000	Liberty Mutual Group, Inc.
	5.000%, 06/01/2021 (Acquired 04/16/2012, Cost $434,432) (b)	473,687
220,000	Lincoln National Corp.
	4.000%, 09/01/2023	228,970
1,365,000	Loews Corp.
	5.250%, 03/15/2016	1,469,216
	Marsh & McLennan Cos., Inc.
100,000	2.300%, 04/01/2017	102,457
200,000	4.050%, 10/15/2023	210,897
305,000	MetLife, Inc.
	4.368%, 09/15/2023	327,838
370,000	Metropolitan Life Global Funding
	2.300%, 04/10/2019 (Acquired 04/07/2014, Cost $369,515) (b)	375,096
425,000	New York Life Global Funding
	3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $431,132) (b)(e)	433,414
405,000	Trinity Acquisition Plc
	4.625%, 08/15/2023	420,365
		5,595,575
	Internet Software & Services - 0.17%
520,000	eBay, Inc.
	1.350%, 07/15/2017	522,834
	IT Services - 0.17%
495,000	MasterCard, Inc.
	3.375%, 04/01/2024	503,392
	Machinery - 0.67%
580,000	Caterpillar, Inc.
	3.400%, 05/15/2024 (e)	587,802
615,000	Cummins, Inc.
	3.650%, 10/01/2023	639,357

	Eaton Corp.
450,000	5.600%, 05/15/2018	513,907
290,000	2.750%, 11/02/2022	281,323
		2,022,389
	Media - 1.72%
175,000	CBS Corp.
	7.875%, 07/30/2030	235,757
	Comcast Corp.
900,000	5.875%, 02/15/2018	1,038,378
550,000	5.150%, 03/01/2020	631,058
250,000	2.850%, 01/15/2023 (e)	248,573
265,000	COX Communications, Inc.
	2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $263,834) (b)	252,044
	DIRECTV Holdings, LLC
300,000	2.400%, 03/15/2017	309,157
325,000	1.750%, 01/15/2018	325,725
285,000	6.350%, 03/15/2040	345,256
	Time Warner Cable, Inc.
246,000	5.850%, 05/01/2017	276,851
250,000	6.750%, 07/01/2018	296,092
40,000	5.000%, 02/01/2020	44,880
100,000	5.500%, 09/01/2041 (e)	112,282
	Time Warner, Inc.
350,000	4.700%, 01/15/2021	388,105
225,000	7.625%, 04/15/2031	309,971
135,000	6.500%, 11/15/2036	165,727
145,000	Viacom, Inc.
	5.850%, 09/01/2043	167,198
		5,147,054
	Metals & Mining - 0.63%
420,000	BHP Billiton Finance USA Ltd.
	1.625%, 02/24/2017 (e)	427,636
	Freeport-McMoRan Copper & Gold, Inc.
70,000	3.100%, 03/15/2020	70,784
20,000	3.550%, 03/01/2022	19,839
605,000	Nucor Corp.
	4.125%, 09/15/2022 (e)	636,532
430,000	Rio Tinto Finance USA Ltd.
	2.500%, 05/20/2016	444,049
	Xstrata Finance Canada Ltd.
140,000	2.700%, 10/25/2017 (Acquired 10/18/2012, Cost $139,765) (a)(b)	143,819
135,000	4.250%, 10/25/2022 (Acquired 10/18/2012, Cost $134,658) (b)	136,968
		1,879,627
	Multi-Utilities - 0.91%
430,000	Delmarva Power & Light Co.
	3.500%, 11/15/2023	442,607
550,000	Dominion Resources, Inc.
	1.400%, 09/15/2017	549,456
395,000	Sempra Energy
	6.500%, 06/01/2016	436,640
1,175,000	Xcel Energy, Inc.
	5.613%, 04/01/2017	1,301,874
		2,730,577
	Oil & Gas - 4.13%
150,000	Anadarko Petroleum Corp.
	8.700%, 03/15/2019	193,445
835,000	BP Capital Markets Plc
	2.500%, 11/06/2022	798,345
	Canadian Natural Resources Ltd.
690,000	3.450%, 11/15/2021	712,630
105,000	3.800%, 04/15/2024	108,456
200,000	Cenovus Energy, Inc.
	5.200%, 09/15/2043	221,059
200,000	CNOOC Finance 2013 Ltd.
	3.000%, 05/09/2023	189,205
910,000	ConocoPhillips
	6.650%, 07/15/2018	1,085,979
450,000	Enable Midstream Partners LP
	3.900%, 05/15/2024 (Acquired 05/19/2014, Cost $449,492) (b)	449,955
225,000	Enbridge, Inc.
	3.500%, 06/10/2024	224,601
	Energy Transfer Partners LP
505,000	4.150%, 10/01/2020	534,616
175,000	5.200%, 02/01/2022	193,954

150,000	5.950%, 10/01/2043	170,475
120,000	Hess Corp.
	1.300%, 06/15/2017	120,289
690,000	Husky Energy, Inc.
	3.950%, 04/15/2022	731,190
150,000	Kinder Morgan Energy Partners LP
	3.500%, 03/01/2021	152,331
365,000	LUKOIL International Finance B.V.
	3.416%, 04/24/2018 (Acquired 04/17/2013, Cost $365,000) (b)	363,175
	Nexen, Inc.
100,000	5.875%, 03/10/2035	113,075
100,000	7.500%, 07/30/2039	135,773
	Petrobras International Finance Co.
260,000	3.500%, 02/06/2017	267,540
85,000	5.375%, 01/27/2021 (e)	89,015
250,000	6.875%, 01/20/2040	264,375
	Phillips 66
480,000	2.950%, 05/01/2017	503,397
545,000	4.300%, 04/01/2022	590,832
300,000	Plains All American Pipeline L.P.
	4.700%, 06/15/2044	305,266
960,000	Schlumberger Investment SA
	3.650%, 12/01/2023	1,000,322
1,150,000	Shell International Finance BV
	1.125%, 08/21/2017	1,148,530
230,000	Spectra Energy Partners LP
	4.600%, 06/15/2021	251,525
345,000	Statoil ASA
	1.950%, 11/08/2018	348,307
250,000	Valero Energy Corp.
	9.375%, 03/15/2019	328,467
	Williams Partners LP
180,000	4.300%, 03/04/2024	188,093
575,000	3.900%, 01/15/2025	578,894
		12,363,116
	Pharmaceuticals - 1.01%
	AbbVie, Inc.
455,000	1.750%, 11/06/2017	457,852
330,000	2.900%, 11/06/2022	319,707
895,000	GlaxoSmithKline Capital Plc
	1.500%, 05/08/2017	905,846
	Sanofi-Aventis SA
875,000	1.250%, 04/10/2018	864,313
445,000	4.000%, 03/29/2021	482,667
		3,030,385
	Pipelines - 0.94%
	DCP Midstream Operating LP
320,000	2.700%, 04/01/2019	324,495
320,000	5.600%, 04/01/2044	354,860
490,000	Enterprise Products Operating LLC
	6.125%, 10/15/2039	598,884
645,000	Spectra Energy Capital LLC
	5.650%, 03/01/2020	728,567
560,000	TransCanada Pipelines Ltd.
	7.625%, 01/15/2039	816,754
		2,823,560
	Real Estate - 1.87%
445,000	Boston Properties LP
	3.125%, 09/01/2023	432,992
145,000	Duke Realty LP
	3.875%, 02/15/2021	150,796
285,000	ERP Operating LP
	3.000%, 04/15/2023	278,497
445,000	HCP, Inc.
	5.375%, 02/01/2021	506,855
75,000	Health Care Property Investments, Inc.
	6.000%, 01/30/2017	84,008
	Health Care REIT, Inc.
195,000	2.250%, 03/15/2018	198,165
465,000	4.125%, 04/01/2019	500,716
430,000	5.250%, 01/15/2022	483,049
190,000	Kimco Realty Corp.
	3.200%, 05/01/2021	190,772

	Liberty Property LP
275,000	5.500%, 12/15/2016	300,419
25,000	4.125%, 06/15/2022	26,063
25,000	3.375%, 06/15/2023	24,309
500,000	ProLogis LP
	4.250%, 08/15/2023	522,899
161,000	Realty Income Corp.
	3.250%, 10/15/2022	157,883
950,000	Simon Property Group LP
	2.200%, 02/01/2019	960,031
65,000	UDR, Inc.
	3.700%, 10/01/2020	68,265
	Ventas Realty LP
260,000	2.000%, 02/15/2018	262,356
150,000	2.700%, 04/01/2020	149,484
250,000	5.700%, 09/30/2043	292,868
		5,590,427
	Road & Rail - 0.50%
	Burlington Northern Santa Fe LLC
355,000	7.950%, 08/15/2030	499,125
275,000	5.150%, 09/01/2043	304,335
25,000	Canadian Pacific Railway Co.
	4.450%, 03/15/2023	27,433
309,000	Canadian Pacific Railway Ltd.
	4.500%, 01/15/2022	340,458
275,000	CSX Corp.
	6.150%, 05/01/2037	340,899
		1,512,250
	Semiconductor & Semiconductor Equipment - 1.14%
	Altera Corp.
245,000	1.750%, 05/15/2017	247,907
300,000	2.500%, 11/15/2018	304,923
430,000	Analog Devices, Inc.
	3.000%, 04/15/2016	445,965
480,000	Applied Materials, Inc.
	2.650%, 06/15/2016	497,176
	Intel Corp.
960,000	1.350%, 12/15/2017	961,077
400,000	3.300%, 10/01/2021	414,857
225,000	TSMC Global Ltd.
	1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $224,849) (b)	222,125
315,000	Xilinx, Inc.
	2.125%, 03/15/2019	315,908
		3,409,938
	Software - 0.45%
	Oracle Corp.
600,000	2.250%, 10/08/2019	599,328
150,000	2.800%, 07/08/2021	149,783
600,000	4.300%, 07/08/2034	599,760
		1,348,871
	Specialty Retail - 0.37%
260,000	AutoZone, Inc.
	4.000%, 11/15/2020	276,912
	Home Depot, Inc.
285,000	2.700%, 04/01/2023	277,152
200,000	5.875%, 12/16/2036	248,230
290,000	Lowe’s Cos., Inc.
	3.875%, 09/15/2023	306,377
		1,108,671
	Telecommunications - 0.07%
210,000	SBA Tower Trust
	Series 2013-1-2, 3.598%, 04/15/2018 (Acquired 04/04/2013, Cost $210,000) (b)	211,804
	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	63,820
	Tobacco - 0.01%
34,000	Altria Group, Inc.
	9.700%, 11/10/2018	44,593
	Trucking - 0.23%
	Penske Truck Leasing Co., L.P.
400,000	3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $399,801) (b)	408,789
35,000	4.875%, 07/11/2022 (Acquired 07/16/2013, Cost $35,914) (b)	38,363
250,000	Ryder Systems, Inc.
	2.450%, 09/03/2019	251,253
		698,405

	Wireless Telecommunication Services - 0.54%
680,000	Rogers Communications, Inc.
	5.000%, 03/15/2044	711,901
915,000	Vodafone Group Plc
	1.500%, 02/19/2018	909,708
		1,621,609
	Total Corporate Obligations (Cost $120,088,258)	123,427,581

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.38%
275,000	Brazilian Government International Bond
	5.875%, 01/15/2019	316,113
	Mexico Government International Bond
222,000	4.750%, 03/08/2044	227,550
300,000	5.750%, 10/12/2110	319,800
250,000	Colombia Government International Bond
	4.375%, 07/12/2021	268,875
	Total Foreign Government Debt Obligations (Cost $1,019,145)	1,132,338

	MORTGAGE BACKED SECURITY - U.S. GOVERNMENT AGENCY - 26.74%
	Federal Home Loan Mortgage Corp.
388,867	Series 2590, 5.000%, 03/15/2018	410,046
800,000	Series K-703, 2.699%, 05/25/2018 (a)	834,474
6,045	Pool #E9-9763 4.500%, 09/01/2018	6,440
5,511	Pool #E9-9764 4.500%, 09/01/2018	5,866
600,000	Series K-705, 2.303%, 09/25/2018 (a)	615,710
900,000	Series K-706, 2.323%, 10/25/2018	923,396
600,000	Series K-709, 2.086%, 03/25/2019	607,448
128,543	Pool #D9-6291 4.500%, 09/01/2023	139,193
310,884	Pool #G1-3624 5.000%, 08/01/2024	338,676
3,730,658	Pool #J2-5769 3.500%, 09/01/2028	3,960,520
3,506,573	Pool #U7-9038 3.000%, 11/01/2028	3,608,647
388,670	Series 2329, 6.500%, 06/15/2031	432,068
199,870	Series 2338, 6.500%, 07/15/2031	228,843
347,526	Pool #78-0447 2.375%, 04/01/2033 (a)	369,287
632,198	Pool #MA1870 4.500%, 04/01/2034	691,564
258	Pool #A4-3129 5.500%, 02/01/2036	291
1,166,965	Pool #C0-3815 3.500%, 03/01/2042	1,201,421
911,241	Pool #U9-0688 4.000%, 05/01/2042	965,320
2,082,241	Pool #Q0-9949 3.000%, 08/01/2042	2,057,135
	Federal National Mortgage Association
528,000	Pool #468123 3.840%, 05/01/2018	571,106
1,912	Pool #685505 5.000%, 05/01/2018	2,035
1,847	Pool #705709 5.000%, 05/01/2018	1,962
1,488,126	Pool #AI4868 4.000%, 06/01/2026	1,594,861
1,221,698	Pool #AJ8325 3.000%, 12/01/2026	1,270,997
1,306,676	Pool #AB5907 3.000%, 08/01/2027	1,359,404

1,625,207	Pool #AQ5095 3.000%, 11/01/2027	1,690,842
949,366	Pool #AL2877 3.500%, 01/01/2028	1,007,652
201,556	Pool #544859 2.441%, 08/01/2029 (a)	211,036
309,731	Pool #786848 7.000%, 10/01/2031	362,362
10,235	Pool #727181 5.000%, 08/01/2033	11,495
4,966	Pool #730727 5.000%, 08/01/2033	5,573
1,438	Pool #741862 5.500%, 09/01/2033	1,627
152,408	Pool #MA1689 4.000%, 12/01/2033	163,415
1,951	Pool #766197 5.500%, 02/01/2034	2,204
308	Pool #776974 5.500%, 04/01/2034	348
280,820	Pool #888504 2.190%, 04/01/2034 (a)	300,537
12,163	Pool #775776 5.500%, 05/01/2034	13,750
273,581	Pool #802783 2.237%, 10/01/2034 (a)	291,977
12,164	Pool #781629 5.500%, 12/01/2034	13,738
356	Pool #806098 6.000%, 12/01/2034	400
12,578	Pool #822815 5.500%, 04/01/2035	14,208
11,598	Pool #357850 5.500%, 07/01/2035	13,101
10,300	Pool #820242 5.000%, 07/01/2035	11,535
2,483	Pool #838452 5.500%, 09/01/2035	2,806
11,303	Pool #865854 6.000%, 03/01/2036	12,772
20,704	Pool #891474 6.000%, 04/01/2036	23,301
18,349	Pool #906000 6.000%, 01/01/2037	20,675
166	Pool #928062 5.500%, 02/01/2037	187
288	Pool #899119 5.500%, 04/01/2037	324
278	Pool #938488 5.500%, 05/01/2037	314
409	Pool #970131 5.500%, 03/01/2038	461
361	Pool #981313 5.500%, 06/01/2038	404
433	Pool #985108 5.500%, 07/01/2038	485
189	Pool #964930 5.500%, 08/01/2038	211
211	Pool #987032 5.500%, 08/01/2038	238
313	Pool #968371 5.500%, 09/01/2038	354
154	Pool #993050 5.500%, 12/01/2038	173
49,773	Pool #993579 4.000%, 05/01/2039	52,913
12,702	Pool #AA5840 4.000%, 06/01/2039	13,503
158,628	Pool #AA7670 4.500%, 06/01/2039	172,172
110,265	Pool #AA8715 4.000%, 06/01/2039	117,590
13,606	Pool #AA9133 4.500%, 08/01/2039	14,922
29,210	Pool #AC2861 4.500%, 08/01/2039	32,025
63,533	Pool #AC6121 4.500%, 11/01/2039	69,582
10,893	Pool #AC8372 4.500%, 12/01/2039	11,885
453,454	Pool #AD0586 4.500%, 12/01/2039	497,187
415,899	Pool #AD5574 5.000%, 04/01/2040	462,425
1,338,610	Pool #AD4062 5.000%, 05/01/2040	1,493,863
2,481,759	Pool #AD6929 5.000%, 06/01/2040	2,766,235
85,674	Pool #AD7793 4.500%, 07/01/2040	92,867
28,124	Pool #AD9896 4.000%, 08/01/2040	29,898
937,734	Pool #AE0217 4.500%, 08/01/2040	1,016,276
34,824	Pool #AB1500 4.000%, 09/01/2040	37,021
27,159	Pool #AD9856 4.000%, 09/01/2040	28,872
31,705	Pool #AE2559 4.000%, 09/01/2040	33,705
10,202	Pool #AE2562 4.000%, 09/01/2040	10,845
12,611	Pool #AE2566 4.000%, 09/01/2040	13,407
73,119	Pool #AE4124 4.000%, 10/01/2040	77,731
42,604	Pool #AE4888 4.000%, 10/01/2040	45,292
48,304	Pool #AE3916 4.000%, 11/01/2040	51,351
7,794	Pool #AE5147 4.000%, 11/01/2040	8,285
91,241	Pool #AE8715 4.000%, 11/01/2040	96,997
941,639	Pool #AE0698 4.500%, 12/01/2040	1,020,637
9,936	Pool #AH0006 4.000%, 12/01/2040	10,563
27,674	Pool #AH0020 4.000%, 12/01/2040	29,420
56,680	Pool #AH0599 4.000%, 12/01/2040	60,256
23,875	Pool #AH0601 4.000%, 12/01/2040	25,381
38,726	Pool #AH1263 4.000%, 01/01/2041	41,168
592,602	Pool #AB2265 4.000%, 02/01/2041	632,090
12,193	Pool #AH4659 4.000%, 02/01/2041	12,962
174,653	Pool #AH5653 4.000%, 02/01/2041	185,670
298,584	Pool #AL0934 5.000%, 02/01/2041	337,094
1,434,976	Pool #AB2537 5.000%, 03/01/2041	1,594,772
371,791	Pool #AD1889 4.500%, 03/01/2041	403,020
21,955	Pool #AH6150 4.000%, 03/01/2041	23,340
532,048	Pool #AH4246 4.500%, 04/01/2041	576,769
1,229,897	Pool #AH8854 4.500%, 04/01/2041	1,335,249
215,516	Pool #AL0215 4.500%, 04/01/2041	233,939

1,725,545	Pool #AL0247 4.000%, 04/01/2041	1,839,234
217,061	Pool #AL0187 5.000%, 05/01/2041	241,565
2,306,264	Pool #AL0208 4.500%, 05/01/2041	2,503,216
34,254	Pool #AL0456 5.000%, 06/01/2041	38,146
512,603	Pool #AI7368 4.500%, 07/01/2041	555,537
1,500,000	Pool #TBA 4.500%, 07/15/2041 (f)	1,624,922
1,174,795	Pool #AB3395 4.500%, 08/01/2041	1,274,795
157,639	Pool #AI8842 4.500%, 08/01/2041	170,842
36,717	Pool #AJ1080 4.500%, 09/01/2041	39,801
60,436	Pool #AL0815 4.000%, 09/01/2041	64,507
20,629	Pool #AJ1562 4.000%, 10/01/2041	22,019
23,199	Pool #AJ1972 4.000%, 10/01/2041	24,762
3,024,203	Pool #AJ2212 4.500%, 10/01/2041	3,298,176
40,163	Pool #AJ3146 4.500%, 10/01/2041	43,527
31,612	Pool #AJ4756 4.000%, 10/01/2041	33,745
1,177,355	Pool #AL0933 5.000%, 10/01/2041	1,309,848
1,229,140	Pool #AB3876 4.000%, 11/01/2041	1,308,649
25,955	Pool #AJ3330 4.000%, 11/01/2041	27,704
27,881	Pool #AJ4549 4.000%, 11/01/2041	29,757
21,815	Pool #AJ4698 4.000%, 11/01/2041	23,286
43,526	Pool #AJ5424 4.000%, 11/01/2041	46,469
21,488	Pool #AJ7840 4.000%, 11/01/2041	22,935
27,480	Pool #AB3995 4.000%, 12/01/2041	29,345
28,033	Pool #AI0848 4.000%, 12/01/2041	29,913
25,393	Pool #AJ4187 4.000%, 12/01/2041	27,100
33,148	Pool #AJ5736 4.000%, 12/01/2041	35,382
23,995	Pool #AJ5968 4.000%, 12/01/2041	25,535
33,746	Pool #AJ6061 4.000%, 12/01/2041	36,027
23,016	Pool #AJ7868 4.000%, 12/01/2041	24,566
46,593	Pool #AJ8104 4.000%, 12/01/2041	49,742
27,316	Pool #AJ8109 4.000%, 12/01/2041	29,159
21,272	Pool #AJ8171 4.000%, 12/01/2041	22,701
33,744	Pool #AJ8341 4.000%, 12/01/2041	36,033
54,678	Pool #AJ8436 4.000%, 12/01/2041	58,375
22,830	Pool #AJ8912 4.000%, 12/01/2041	24,374
26,545	Pool #AJ9248 4.000%, 12/01/2041	28,338
36,627	Pool #AJ2446 4.000%, 01/01/2042	38,983
34,542	Pool #AJ7538 4.000%, 01/01/2042	36,874
14,121	Pool #AJ8001 4.000%, 01/01/2042	15,019
34,195	Pool #AJ8369 4.000%, 01/01/2042	36,514
29,868	Pool #AJ9162 4.000%, 01/01/2042	31,889
167,080	Pool #AJ9330 4.000%, 01/01/2042	178,381
19,542	Pool #AJ9779 4.000%, 01/01/2042	20,855
26,042	Pool #AK0170 4.000%, 01/01/2042	27,794
56,980	Pool #AK0543 4.000%, 01/01/2042	60,819
22,027	Pool #AK0563 4.000%, 01/01/2042	23,510
49,963	Pool #AK1827 4.000%, 01/01/2042	53,328
971,762	Pool #AL2752 5.000%, 03/01/2042	1,082,782
1,610,244	Pool #AT3202 3.500%, 05/01/2042	1,660,852
178,365	Pool #AB5529 4.000%, 07/01/2042	188,603
5,400,000	Pool #TBA 3.000%, 07/15/2042 (f)	5,336,299
310,483	Pool #AB6228 3.500%, 09/01/2042	320,200
291,791	Pool #AL3896 4.500%, 01/01/2043	317,331
574,083	Pool #AQ9316 2.500%, 01/01/2043	545,082
2,385,882	Pool #MA1510 4.000%, 07/01/2043	2,519,830
	Government National Mortgage Association
31,272	Pool #614436X 5.000%, 08/15/2033	34,399
447,870	Pool #618907X 5.000%, 09/15/2033	497,069
53,593	Pool #605098X 5.000%, 03/15/2034	59,478
59,513	Pool #520279X 5.000%, 11/15/2034	65,852
78,611	Pool #736686X 5.000%, 02/15/2039	86,571
1,301,192	Pool #723248 5.000%, 10/15/2039	1,444,681
306,880	Pool #782916X 5.500%, 02/15/2040	343,098
847,599	Pool #733724X 4.500%, 06/15/2040	926,573

1,077,259	Pool #752599C 4.000%, 10/20/2040	1,155,136
1,555,841	Pool #752631C 4.500%, 10/20/2040	1,706,712
3,800,000	Pool #TBA 4.000%, 07/15/2042 (f)	4,067,781
2,037,180	Pool #AD8801X 3.500%, 03/15/2043	2,123,038
	Total Mortgage Backed Security - U.S. Government Agency (Cost $78,287,105)	80,149,759

	MUNICIPAL DEBT OBLIGATIONS - 0.47%
	California, GO,
105,000	7.500%, 04/01/2034	149,573
175,000	7.950%, 03/01/2036	213,500
300,000	7.550%, 04/01/2039	451,296
60,000	New York City Transitional Finance Authority, Revenue Bond,
	5.000%, 05/01/2042	66,206
	University of California, Refunding, Revenue Bond,
205,000	4.601%, 05/15/2031	222,989
275,000	5.000%, 05/15/2038	308,203
	Total Municipal Debt Obligations (Cost $1,229,152)	1,411,767

	U.S. GOVERNMENT AGENCY ISSUES - 1.13%
	Federal Home Loan Mortgage Corp.
1,300,000	1.000%, 03/08/2017	1,304,828
400,000	1.250%, 05/12/2017	404,229
1,200,000	1.000%, 06/29/2017 (e)	1,203,127
475,000	Federal National Mortgage Association
	0.625%, 10/30/2014 (e)	475,911
	Total U.S. Government Agency Issues (Cost $3,365,068)	3,388,095

	U.S. TREASURY OBLIGATIONS - 10.81%
	U.S. Treasury Bonds - 3.83%
1,930,457	0.625%, 01/15/2024 (g)	2,001,642
1,100,000	5.375%, 02/15/2031 (e)	1,444,695
4,735,000	3.125%, 11/15/2041	4,589,991
85,000	3.750%, 11/15/2043	91,813
730,000	3.625%, 02/15/2044 (e)	770,492
508,610	1.375%, 02/15/2044 (g)	560,286
1,995,000	3.375%, 05/15/2044 (e)	2,008,716
	U.S. Treasury Notes - 6.98%
3,520,000	0.875%, 01/31/2017	3,536,087
3,384,381	0.125%, 04/15/2018 (g)	3,497,812
2,539,493	0.125%, 04/15/2019 (g)	2,615,974
6,220,000	2.000%, 11/15/2021	6,143,220
5,220,000	2.000%, 02/15/2022	5,139,659
	Total U.S. Treasury Obligations (Cost $31,606,071)	32,400,387

Number of Shares
	SHORT TERM INVESTMENTS - 7.88%
	Money Market Funds - 7.88%
23,603,878	Federated Prime Obligations Fund	23,603,878
	Total Short Term Investments (Cost $23,603,878)	23,603,878

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.65%
	Money Market Funds - 2.65%
7,936,773	First American Government Obligations Fund	7,936,773
4,931	Reserve Primary Fund (h)	191
	Total Money Market Funds (Cost $7,960,315)	7,936,964

Principal Amount
	Cash - 0.00%
195	Cash	195
	Total Cash (Cost $195)	195

	Total Investments Purchased as Securities Lending Collateral (Cost $7,960,510)	7,937,159

	Total Investments (Cost $314,655,447) - 107.13%	321,077,999
	Liabilities in Excess of Other Assets - (7.13)%	(21,381,522)
	TOTAL NET ASSETS - 100.00%	$299,696,477

Percentages are stated as a percent of net assets.

Principal amounts are denoted in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2014.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $24,835,793, which represents 8.29% of total net assets.

(c)	Non-income producing. Item identified as in default as to payment of interest.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $11,452, which represents 0.00% of total net assets.
(e)	All or portion of this security is on loan.
(f)	Security purchased on a when-issued basis. On June 30, 2014, the total value of investments purchased on a when-issued basis was $11,029,002 or 3.68% of total net assets.
(g)	Represents a U.S. Treasury Inflation Protected Security.
(h)	As of June 30, 2014, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.
(i)	As of June 30, 2014, the Fund has fair valued these securities. The value of these securities were $817,284, which represents 0.27% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$314,655,447
Gross unrealized appreciation	8,174,170
Gross unrealized depreciation	(1,751,618)
Net unrealized appreciation	$6,422,552

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMarkSM Tax-Exempt Fixed Income Fund

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS - 98.00%
	Alaska - 0.22%
$195,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond,
	5.000%, 06/01/2046	$149,481
	Arizona - 3.20%
590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2028	675,579
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	500,148
500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	564,650
400,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	441,676
		2,182,053
	Arkansas - 0.77%
500,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	526,970
	California - 10.07%
445,000	California Economic Recovery, Series A, Refunding, GO,
	5.250%, 07/01/2021	526,186
395,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	437,387
450,000	California Pollution Control Financing Authority Water Furnishing, Revenue Bond,
	5.000%, 11/21/2045	462,532
350,000	California Statewide Community Development Authority, Refunding, Revenue Bond,
	6.125%, 07/01/2046	354,788
160,000	California Statewide Community Development Authority, Series A, Revenue Bond,
	6.125%, 11/01/2033	172,904
1,000,000	California, GO,
	6.500%, 04/01/2033	1,217,870
	California, Refunding, GO,
100,000	5.000%, 09/01/2022	120,976
500,000	5.000%, 11/01/2043	554,605
	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
250,000	5.000%, 06/01/2045	254,975
200,000	5.750%, 06/01/2047	159,064
100,000	Los Angeles County California Regional Funding Authority, Series B-3, Revenue Bond, CMI Insured,
	2.500%, 11/15/2020	101,834
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,151,480
275,000	San Joaquin Delta Community College District, Series B, GO,
	5.000%, 08/01/2014	276,105
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	569,530
250,000	Southern California Public Power Authority, Revenue Bond,
	5.250%, 07/01/2028	292,993
200,000	University of California, Series G, Refunding, Revenue Bond,
	5.000%, 05/15/2037	220,900
		6,874,129
	Colorado - 3.40%
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	151,720
125,000	Colorado Health Facilities Authority, Series A, Revenue Bond,
	5.750%, 02/01/2044	139,310
750,000	Colorado Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	874,200
310,000	Denver Airport, Series B, Refunding, Revenue Bond,
	5.000%, 11/15/2024	363,069
700,000	Regional Transportation District, Revenue Bond,
	6.000%, 01/15/2026	796,061
		2,324,360
	Connecticut - 0.83%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2025	568,855

	District of Columbia - 1.14%
380,000	District of Columbia, Series A, Revenue Bond,
	5.000%, 10/01/2029	419,927
345,000	Metropolitan Washington DC Airports Second Senior Lien, Refunding, Revenue Bond,
	5.000%, 10/01/2053	356,378
		776,305
	Florida - 2.21%
300,000	Brevard County Health Facilities Authority, Revenue Bond,
	7.000%, 04/01/2039	342,555
500,000	Florida Board of Education, Series C, Refunding, GO,
	4.000%, 06/01/2025	550,880
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	562,660
10,000	Palm Beach County Florida Health Facilities Authority, Revenue Bond,
	7.250%, 06/01/2034	11,131
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	44,744
		1,511,970
	Georgia - 1.10%
350,000	Atlanta Water & Wastewater, Revenue Bond,
	6.250%, 11/01/2039	408,608
325,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	339,394
		748,002
	Hawaii - 1.50%
85,000	Hawaii, Series CW, Refunding, GO,
	5.000%, 04/01/2024	94,082
415,000	Hawaii, Series DJ, GO,
	5.000%, 04/01/2024	465,958
400,000	Hawaii, Series DZ, GO,
	5.000%, 12/01/2030	461,412
		1,021,452
	Idaho - 1.61%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.375%, 06/01/2034	1,102,380
	Illinois - 3.82%
80,000	Chicago Transit Authority Sales Tax, Revenue Bond,
	5.250%, 12/01/2049	87,093
500,000	Illinois Finance Authority - DePaul University, Revenue Bond,
	5.000%, 10/01/2019	567,060
225,000	Illinois Financial Authority, Revenue Bond,
	7.000%, 08/15/2044	250,330
250,000	Metropolitan Pier & Exposition Authority, Series B, Refunding, Revenue Bond,
	5.000%, 06/15/2023	287,415
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	169,263
500,000	Railsplitter Tobacco Settlement Authority, Revenue Bond,
	6.250%, 06/01/2024	549,260
120,000	Southwestern Illinois Development Authority Health Care Facilities, Refunding, Revenue Bond,
	7.125%, 11/01/2043	130,237
500,000	University of Illinois, Series C, Revenue Bond,
	5.000%, 04/01/2026	567,095
		2,607,753
	Indiana - 3.13%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond,
	5.250%, 07/15/2034	559,120
250,000	Indiana Municipal Power Agency, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2032	282,070
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	462,560
125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	138,188
500,000	Tri-Creek Middle School Building Corp., Revenue Bond, FSA Insured,
	5.250%, 07/15/2021	568,490
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	125,933
		2,136,361
	Iowa - 1.27%
225,000	Des Moines Iowa Independent Community School District, Revenue Bond, BAM Insured,
	5.000%, 06/01/2022	266,384
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2014	600,000
		866,384

	Kansas - 0.30%
295,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond,
	0.000%, 06/01/2021 (a)	204,757
	Kentucky - 0.16%
100,000	Kentucky Public Transportation Infrastructure Authority, Series A, Revenue Bond,
	5.000%, 07/01/2017	111,363
	Louisiana - 2.11%
800,000	Louisiana Citizens Property, Revenue Bond,
	6.750%, 06/01/2026	942,920
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	233,624
125,000	Louisiana Public Facilities Authority, Series A, Revenue Bond,
	8.375%, 12/15/2043	133,173
125,000	Saint John Baptist Parish Louisiana Revenue Marathon Oil Corp., Series A, Revenue Bond,
	5.125%, 06/01/2037	131,066
		1,440,783
	Maryland - 3.08%
325,000	Anne Arundel County, Tax Allocation,
	6.100%, 07/01/2040	346,918
600,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	676,242
400,000	Maryland Department of Transportation, Revenue Bond,
	5.000%, 02/15/2026	461,944
180,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, Consol Energy, Inc. Insured,
	5.750%, 09/01/2025	196,628
400,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	421,396
		2,103,128
	Massachusetts - 2.54%
250,000	Cambridge, GO,
	3.000%, 02/15/2018	269,195
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	910,733
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	551,855
		1,731,783
	Michigan - 0.67%
400,000	Michigan Finance Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2021	458,772
	Minnesota - 1.18%
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	157,672
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (b)	650,446
		808,118
	Missouri - 2.97%
200,000	Kansas City Missouri Special Obligation, Series B, Refunding, Revenue Bond,
	5.000%, 08/01/2022	232,708
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	563,690
500,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	543,765
250,000	Sikeston Electric, Refunding, Revenue Bond,
	5.000%, 06/01/2018	275,303
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	409,857
		2,025,323
	Nebraska - 0.84%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond,
	5.000%, 02/01/2027	570,490
	Nevada - 0.09%
60,000	Henderson Nevada Public Improvement Trust, Refunding, Revenue Bond,
	5.500%, 01/01/2039	64,288
	New Hampshire - 0.19%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	129,847
	New Jersey - 2.48%
150,000	City of Paterson, Refunding, GO,
	5.000%, 01/15/2024	169,424
55,000	Gloucester County New Jersey Pollution Authority, Series A, Refunding, Revenue Bonds,
	5.000%, 12/01/2024	60,431

90,000	New Jersey Economic Development Authority, Series B, Revenue Bond,
	5.625%, 11/15/2030	96,215
500,000	New Jersey State Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond,
	5.500%, 12/15/2021	597,250
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2022	355,470
555,000	Tobacco Settlement Financing Corp., Series 1A, Refunding, Revenue Bond,
	5.000%, 06/01/2041	413,275
		1,692,065
	New York - 9.65%
325,000	Brooklyn Arena Local Development Corp., Revenue Bond,
	6.500%, 07/15/2030	368,933
500,000	Build NYC Resource Corp., Refunding, Revenue Bond,
	5.000%, 08/01/2020	572,495
170,000	Dormitory Authority of the State of New York, Series A, Revenue Bond,
	5.500%, 01/01/2039	185,997
95,000	Nassau County Local Economic Assistance Corp., Refunding, Revenue Bond,
	5.000%, 07/01/2019	108,628
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	44,566
250,000	New York City Municipal Water Finance Authority, Series BB, Refunding, Revenue Bond
	5.000%, 06/15/2046	273,568
500,000	New York City Transitional Finance Authority, Series A-1, Revenue Bond,
	5.000%, 11/01/2042	554,185
900,000	New York City, GO,
	5.375%, 04/01/2036	1,024,551
325,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	343,506
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	279,465
500,000	New York Environmental Facilities Corporation, Revenue Bond,
	5.500%, 10/15/2027	646,290
500,000	New York Environmental Facilities Corporation, Series A, Revenue Bond,
	5.000%, 06/15/2034	562,565
165,000	New York Thruway Authority General Revenue Junior Indebtedness, Series A, Refunding, Revenue Bond,
	5.000%, 05/01/2019	191,794
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	219,276
125,000	New York, Series E, Refunding, GO,
	5.000%, 08/01/2020	147,850
250,000	New York, Series F, Refunding, GO,
	5.000%, 08/01/2025	287,682
700,000	Tobacco Settlement Financing Corp., Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2022	780,129
		6,591,480
	North Carolina - 2.52%
115,000	Gaston County Industrial Facilities & Pollution Control Financing Authority, Revenue Bond,
	5.750%, 08/01/2035	114,995
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond,
	5.000%, 10/01/2038	550,400
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Revenue Bond,
	5.000%, 01/01/2025	364,461
250,000	North Carolina Eastern Municipal Power Agency Power Systems, Series B, Refunding, Revenue Bond,
	6.250%, 01/01/2023	314,370
305,000	North Carolina, Series C, Refunding, GO,
	5.000%, 05/01/2022	372,716
		1,716,942
	North Dakota - 0.97%
500,000	University of North Dakota, Refunding, Revenue Bond,
	5.000%, 04/01/2032	552,965
110,000	Williston Multi-Family Housing, Revenue Bond,
	7.750%, 09/01/2038	112,505
		665,470
	Ohio - 2.12%
375,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	298,282
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond,
	5.700%, 08/01/2020	577,185
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	572,080
		1,447,547

	Oregon - 1.61%
400,000	Clackamas County School District, GO,
	5.000%, 06/15/2021 (b)	448,132
200,000	Oregon Department Administrative Services Lottery, Series A, Revenue Bond,
	5.250%, 04/01/2024	239,280
350,000	Oregon Facilities Authority Peacehealth Project, Series A, Refunding, Revenue Bond,
	5.000%, 11/15/2021	412,395
		1,099,807
	Pennsylvania - 6.51%
500,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2014	504,000
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond,
	6.500%, 05/01/2017	194,558
350,000	Butler County Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	418,834
250,000	Delaware Valley Pennsylvania Regional Finance Authority, Series A, Revenue Bond, AMBAC Insured,
	5.500%, 08/01/2028	291,235
200,000	Montgomery County Industrial Development Authority, Revenue Bond,
	6.000%, 02/01/2021	203,480
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond,
	6.250%, 10/15/2023	449,740
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	552,795
400,000	5.800%, 07/01/2030	429,444
250,000	Pennsylvania Higher Educational Facilities Authority, Series E, Refunding, Revenue Bond,
	5.000%, 05/15/2019	290,023
350,000	Pennsylvania Turnpike Commission, Series A-1, Revenue Bond,
	5.000%, 12/01/2038	378,004
500,000	Philadelphia Gas Works, Refunding, Revenue Bond,
	5.250%, 08/01/2017	560,520
150,000	University of Pittsburgh of the Commonwealth System of Higher Education, Series B, Revenue Bond,
	5.000%, 09/15/2028	171,390
		4,444,023
	Puerto Rico - 1.00%
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, GO,
	5.250%, 07/01/2032	681,113
	South Carolina - 0.69%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	470,544
	South Dakota - 0.75%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond,
	4.250%, 05/01/2015	514,875
	Texas - 10.38%
430,000	Central Texas Regional Mobility Authority, Series A, Refunding, Revenue Bond,
	6.000%, 01/01/2041	486,631
635,000	Clifton Texas Higher Education Finance Corp., Series A, Refunding, Revenue Bond,
	4.000%, 12/01/2015	659,892
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	230,708
515,000	Frisco Texas Independent School District, Series A, GO,
	6.000%, 08/15/2038	594,902
425,000	Harris County Industrial Development, Revenue Bond,
	5.000%, 02/01/2023	460,526
250,000	Houston Texas Airport System, Refunding, Revenue Bond,
	5.000%, 07/01/2029	253,933
500,000	Houston, GO,
	5.250%, 03/01/2028	565,780
250,000	North Texas Tollway Authority, Series A, Revenue Bond,
	5.000%, 09/01/2020	296,610
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038 (b)	826,272
155,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.000%, 02/01/2022	186,939
200,000	Texas Municipal Gas Acquisition, Series D, Revenue Bond,
	6.250%, 12/15/2026	243,566
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
445,000	7.500%, 12/31/2031	540,964
400,000	7.500%, 06/30/2033	490,900
85,000	7.000%, 12/31/2038	104,173
115,000	6.750%, 06/30/2043	138,071

500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	558,915
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	444,700
		7,083,482
	Utah - 1.07%
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	574,455
155,000	Utah Transit Authority Sales Tax, Series B, Refunding, Revenue Bond,
	1.600%, 06/15/2018	157,353
		731,808
	Virginia - 2.79%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,136,300
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	532,496
200,000	Virginia Commonwealth Transportation Board, Series A, Revenue Bond,
	5.000%, 03/15/2020	236,302
		1,905,098
	Washington - 2.92%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	374,465
500,000	Energy Northwest Washington Electric, Series D, Revenue Bond,
	5.000%, 07/01/2035	552,275
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	550,805
210,000	King County Washington Sewer, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2031	235,935
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	283,270
		1,996,750
	Wisconsin - 4.14%
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	597,595
70,000	Wisconsin Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.125%, 02/01/2038	67,357
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
220,000	5.000%, 07/01/2022	242,517
150,000	5.750%, 10/01/2031	147,714
500,000	Wisconsin, Series 2, Refunding, GO,
	5.000%, 05/01/2025	590,300
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	1,180,650
		2,826,133
	Total Municipal Debt Obligations (Cost $62,527,204)	66,912,244

Number of Shares
	SHORT TERM INVESTMENTS - 0.91%
	Money Market Funds - 0.91%
620,232	Fidelity Tax Exempt Portfolio	620,232
	Total Short Term Investments (Cost $620,232)	620,232

	Total Investments (Cost $63,147,436) - 98.91%	67,532,476
	Other Assets in Excess of Liabilities - 1.09%	742,927
	TOTAL NET ASSETS - 100.00%	$68,275,403

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2014.

Glossary of Terms
AMBAC	Ambac Financial Group, Inc.
BAM	Build America Mutual
CMI	California Mortgage Insurance
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

Cost of investments	$63,147,436
Gross unrealized appreciation	4,555,465
Gross unrealized depreciation	(170,425)
Net unrealized appreciation	$4,385,040

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; and (2) certain common stocks, preferred stocks and real estate investment trusts. (3) certian over the-counter derivatives instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indicies, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and certain investments purchased as securities lending collateral.

Investments purchased as securities lending collateral are normally valued by pricing vendors using relevant observable inputs, as described above. Fair valued securities are normally valued by pricing vendors using relevent observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2014:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$191,087,359	$—	$—	$191,087,359
Preferred Stocks	1,424,854	—	—	1,424,854
Short Term Investments	4,120,986	—	—	4,120,986
Investments Purchased as Securities Lending Collateral	17,962,165	—	792	17,962,957
Total Investments in Securities	$214,595,364	$—	$792	$214,596,156

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

There was no activity in the Level 3 assets during the period ended June 30, 2014. The ending balance as of June 30, 2014 was unchanged from the ending balance as of March 31, 2014. The Level 3 investments as of June 30, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$197,596,029	$—	$—	$197,596,029
Short Term Investments	4,996,183	—	—	4,996,183
Investments Purchased as Securities Lending Collateral	21,042,036	—	906	21,042,942
Total Investments in Securities	$223,634,248	$—	$906	$223,635,154

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2014.

There was no activity in the Level 3 assets during the period ended June 30, 2014. The ending balance as of June 30, 2014 was unchanged from the ending balance as of March 31, 2014. The Level 3 investments as of June 30, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,594,109	$—	$—	$69,594,109
Investment Companies	1,602,403			1,602,403
Real Estate Investment Trusts	5,843,112	—	—	5,843,112
Short Term Investments	1,227,754	—	—	1,227,754
Warrants	25,371			25,371
Investments Purchased as Securities Lending Collateral	8,756,788	—	247	8,757,035
Total Investments in Securities	$87,049,537	$—	$247	$87,049,784

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2014.

There was no activity in the Level 3 assets during the period ended June 30, 2014. The ending balance as of June 30, 2014 was unchanged from the ending balance as of March 31, 2014. The Level 3 investments as of June 30, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,590,331	$291,204,479	$—	$334,794,810
Investment Companies	6,831,920	—	—	6,831,920
Preferred Stocks	—	4,199,464	—	4,199,464
Real Estate Investment Trusts	—	1,660,731	—	1,660,731
Rights	12,218	—	—	12,218
Short Term Investments	14,781,625	669,982	—	15,451,607
Investments Purchased as Securities Lending Collateral	926,508	—	216	926,724
Total Investments in Securities	$66,142,602	$297,734,656	$216	$363,877,474

Other Financial Instruments*
Futures	56,256		—	56,256
Total	$56,256	$—	$—	$56,256

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities
Transfers into Level 1	$27,987,860
Transfers out of Level 1	(39,932,685)
Net Transfers into/(out of) Level 1	$(11,944,825)

Transfers into Level 2	$39,932,685
Transfers out of Level 2	(27,987,860)
Net Transfers into/(out of) Level 2	$11,944,825

Transfers were made due to an increase (decrease) in the level of inputs utilized for such securities in accordance with the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period.

There was no activity in the Level 3 assets during the period ended June 30, 2014. The ending balance as of June 30, 2014 was unchanged from the ending balance as of March 31, 2014. The Level 3 investments as of June 30, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$120,328,990	$—	$—	$120,328,990
Real Estate Investment Trusts	2,341,982	—	—	2,341,982
Short Term Investments	4,602,191	—	—	4,602,191
Investments Purchased as Securities Lending Collateral	15,394,904	—	—	15,394,904
Total Investments in Securities	$142,668,067	$—	$—	$142,668,067

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2014.

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$26,210,606	$—	$26,210,606
Collateralized Mortgage Obligations	—	21,416,429	—	21,416,429
Corporate Obligations	—	123,427,581	—	123,427,581
Foreign Government Debt Obligations	—	1,132,338	—	1,132,338
Mortgage Backed Securities	—	80,149,759	—	80,149,759
Municipal Debt Obligations	—	1,411,767	—	1,411,767
U.S. Government Agency Issues	—	3,388,095		3,388,095
U.S. Treasury Obligations	—	32,400,387	—	32,400,387
Total Fixed Income	—	289,536,962	—	289,536,962
Short Term Investments	23,603,878	—	—	23,603,878
Investments Purchased as Securities Lending Collateral	7,936,968	—	191	7,937,159
Total Investments in Securities	$31,540,846	$289,536,962	$191	$321,077,999

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in/out of Levels 1 or 2 during the period ended June 30, 2014.

There was no activity in the Level 3 assets during the period ended June 30, 2014. The ending balance as of June 30, 2014 was unchanged from the ending balance as of March 31, 2014. The Level 3 investments as of June 30, 2014 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$66,912,244	$—	$66,912,244
Short Term Investments	620,232	—	—	620,232
Total Investments in Securities	$620,232	$66,912,244	$—	$67,532,476

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the period ended June 30, 2014.

Derivative Instruments and Hedging Activities

GuideMarkSM World ex-US Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the year the portfolio utilized exchange traded equity index futures in order to equitize cash. At year end the portfolio had approximately 3.4% invested in these instruments.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts - Futures*	Unrealized appreciation on futures contracts	$56,277	Unrealized depreciation on futures contracts	$21
Total		$56,277		$21

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the period ended June 30, 2014 were as follows:

Long Positions		Short Positions
Futures	$10,814,962	Futures	$0

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	8/26/14

By (Signature and Title)*	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	8/25/14

* Print the name and title of each signing officer under his or her signature.